UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22078

Master Trust

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, NY 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Asset Management

1285 Avenue of the Americas, 12th Floor

New York, NY 10019-6028

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1775 I Street, N.W.

Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end:  April 30

Date of reporting period:  October 31, 2017

Item 1. Reports to Stockholders.

Master Trust

Semiannual Report  |  October 31, 2017

Includes:

•	Prime Master Fund
•	Government Master Fund
•	Treasury Master Fund
•	Prime CNAV Master Fund
•	Tax-Free Master Fund

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in the related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2017 to October 31, 2017.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

	Beginning account value May 1, 2017	Ending account value October 31, 2017	Expenses paid during period[1] 05/01/17 to 10/31/17	Expense ratio during the period

Prime Master Fund
Actual	$1,000.00	$1,006.10	$0.30	0.06%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.90	0.31	0.06

Government Master Fund
Actual	$1,000.00	$1,004.40	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

Treasury Master Fund
Actual	$1,000.00	$1,004.30	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

Prime CNAV Master Fund
Actual	$1,000.00	$1,005.70	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

Tax-Free Master Fund
Actual	$1,000.00	$1,003.50	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

Master Trust

Portfolio characteristics at a glance—October 31, 2017 (unaudited)

Prime Master Fund

Characteristics
Weighted average maturity[1]	19 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	47.7%
Sweden	8.6
France	7.8
Australia	5.9
Canada	5.4
Total	75.4%

Portfolio composition[2]
Commercial paper	56.9%
Certificates of deposit	22.7
Repurchase agreements	15.5
Time deposits	6.8
Other assets less liabilities	(1.9)
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	The Master Fund’s portfolio is actively managed and its composition will vary over time.

You could lose money by investing in a money market fund. Because the price of interests in Prime Master Fund will fluctuate, when you sell your shares of each related feeder fund, your shares of the related feeder fund may be worth more or less than what you originally paid for them. Prime Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—October 31, 2017 (unaudited) (continued)

Government Master Fund

Characteristics
Weighted average maturity[1]	34 days

Portfolio composition[2]
US government and agency obligations	71.3%
Repurchase agreements	28.1
Other assets less liabilities	0.6
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Treasury Master Fund

Characteristics
Weighted average maturity[1]	11 days

Portfolio composition[2]
Repurchase agreements	68.1%
US government obligations	30.9
Other assets less liabilities	1.0
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in a money market fund. Although Treasury Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Treasury Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—October 31, 2017 (unaudited) (continued)

Prime CNAV Master Fund

Characteristics
Weighted average maturity[1]	21 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	53.2%
France	11.2
Sweden	7.0
Canada	5.2
Singapore	5.0
Total	81.6%

Portfolio composition[2]
Commercial paper	50.5%
Certificates of deposit	17.9
Time deposits	14.7
Repurchase agreements	16.6
US government and agency obligations	2.2
Other assets less liabilities	(1.9)
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	The Master Fund’s portfolio is actively managed and its composition will vary over time.

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Prime CNAV Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Prime CNAV Master Fund cannot guarantee it will do so. Prime CNAV Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime CNAV Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—October 31, 2017 (unaudited) (concluded)

Tax-Free Master Fund

Characteristics
Weighted average maturity[1]	14 days

Portfolio composition[2]
Municipal bonds and notes	91.2%
Tax-exempt commercial paper	8.3
Other assets less liabilities	0.5
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Tax-Free Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Tax-Free Master Fund cannot guarantee it will do so. Tax-Free Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Tax-Free Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Prime Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Security description	Face Amount	Value
Time deposits—15.55%
Banking-non-US—15.55%
Credit Agricole Corporate & Investment Bank 1.070%, due 11/01/17	$165,000,000	$165,000,000
Credit Industriel et Commercial 1.070%, due 11/01/17	40,000,000	40,000,000
DnB NOR Bank ASA 1.060%, due 11/01/17	135,000,000	135,000,000
Natixis 1.080%, due 11/01/17	167,000,000	167,000,000
Nordea Bank AB 1.070%, due 11/01/17	125,000,000	125,000,000
Skandinaviska Enskilda Banken AB 1.070%, due 11/01/17	90,000,000	90,000,000
Svenska Handelsbanken 1.050%, due 11/01/17	80,000,000	80,000,000
Toronto Dominion Bank Ltd. 1.050%, due 11/01/17	135,000,000	135,000,000
Total time deposits (cost—$937,000,000)		937,000,000

Certificates of deposit—22.66%
Banking-non-US—19.86%
Bank of Montreal 1 mo. USD LIBOR + 0.110%, 1.342%, due 11/03/17[1]	25,000,000	25,004,738
1 mo. USD LIBOR + 0.160%, 1.398%, due 11/06/17[1]	15,000,000	14,996,028
3 mo. USD LIBOR + 0.100%, 1.424%, due 12/18/17[1]	40,000,000	40,010,396
Bank of Nova Scotia 3 mo. USD LIBOR + 0.300%, 1.614%, due 11/16/17[1]	20,000,000	20,003,888
Bank of Tokyo-Mitsubishi UFJ Ltd. 1.160%, due 11/03/17	125,000,000	124,999,831
Cooperatieve Rabobank UA 3 mo. USD LIBOR + 0.060%, 1.375%, due 11/15/17[1]	35,000,000	35,009,468
1 mo. USD LIBOR + 0.160%, 1.397%, due 11/20/17[1]	15,000,000	14,996,867
3 mo. USD LIBOR + 0.260%, 1.576%, due 11/21/17[1]	20,000,000	20,004,583
DnB NOR Bank ASA 3 mo. USD LIBOR, 1.309%, due 11/13/17[1]	22,000,000	22,001,098
DZ Bank AG 1.300%, due 12/21/17	60,000,000	60,000,876
1.330%, due 12/15/17	50,000,000	50,002,890
KBC Bank NV 1.180%, due 11/01/17	125,000,000	125,000,027
Mizuho Bank Ltd. 1.190%, due 11/02/17	127,000,000	126,999,991
Oversea-Chinese Banking Corp. Ltd. 1 mo. USD LIBOR + 0.120%, 1.357%, due 11/09/17[1]	30,000,000	29,997,750
1 mo. USD LIBOR + 0.130%, 1.369%, due 11/20/17[1]	36,500,000	36,502,780

Security description	Face Amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Royal Bank of Canada 1 mo. USD LIBOR + 0.150%, 1.388%, due 11/06/17[1]	$22,000,000	$22,002,957
Skandinaviska Enskilda Banken AB 3 mo. USD LIBOR + 0.010%, 1.321%, due 11/02/17[1]	25,000,000	25,006,481
1 mo. USD LIBOR + 0.130%, 1.368%, due 11/13/17[1]	22,000,000	21,999,046
Svenska Handelsbanken AB 1.260%, due 11/17/17	18,000,000	18,000,313
1 mo. USD LIBOR + 0.110%, 1.349%, due 11/15/17[1]	50,000,000	50,009,137
1 mo. USD LIBOR + 0.120%, 1.359%, due 11/15/17[1]	33,000,000	33,005,962
1 mo. USD LIBOR + 0.140%, 1.378%, due 11/06/17[1]	37,000,000	37,007,566
1 mo. USD LIBOR + 0.150%, 1.385%, due 11/02/17[1]	10,000,000	10,001,125
1 mo. USD LIBOR + 0.180%, 1.419%, due 11/24/17[1]	30,000,000	29,984,062
Swedbank AB 1.160%, due 11/01/17	93,000,000	93,000,022
Toronto Dominion Bank Ltd. 1.300%, due 01/08/18	40,000,000	39,999,374
1 mo. USD LIBOR + 0.180%, 1.419%, due 11/15/17[1]	12,000,000	12,000,527
3 mo. USD LIBOR + 0.320%, 1.679%, due 01/16/18[1]	25,000,000	25,022,016
Westpac Banking Corp.
1 mo. USD LIBOR + 0.160%, 1.395%, due 11/08/17[1]	25,000,000	24,991,868
1 mo. USD LIBOR + 0.180%, 1.419%, due 11/20/17[1]	9,000,000	8,998,023

		1,196,559,690

Banking-US—2.80%
Branch Banking & Trust Co. 1.170%, due 11/01/17	80,000,000	80,000,042
Citibank New York N.A. 1.280%, due 11/08/17	55,000,000	55,001,390
Wells Fargo Bank N.A. 3 mo. USD LIBOR + 0.110%, 1.423%, due 11/06/17[1]	8,500,000	8,504,200
1 mo. USD LIBOR + 0.290%, 1.529%, due 11/13/17[1]	25,000,000	25,017,665

		168,523,297
Total certificates of deposit (cost—$1,365,000,000)		1,365,082,987

Commercial paper[2]—56.65%
Asset backed-miscellaneous—29.56%
Albion Capital Corp. 1.250%, due 11/14/17	19,148,000	19,139,072
Antalis S.A 1.300%, due 11/30/17	37,400,000	37,360,418

Prime Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Security description	Face Amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(continued)
Atlantic Asset Securitization LLC 1.050%, due 11/01/17	$50,000,000	$49,998,359
Barton Capital Corp. 1.190%, due 11/06/17	15,000,000	14,996,727
1.270%, due 11/14/17	47,000,000	46,975,892
1.270%, due 11/16/17	32,800,000	32,780,743
1 mo. USD LIBOR + 0.140%, 1.375%, due 11/01/17[1]	35,000,000	34,987,808
1 mo. USD LIBOR + 0.240%, 1.475%, due 11/02/17[1]	50,000,000	49,999,998
CAFCO LLC 1.250%, due 11/27/17	50,000,000	49,954,400
Cancara Asset Securitisation LLC 1.290%, due 11/27/17	25,000,000	24,976,900
1.290%, due 12/05/17	30,000,000	29,963,250
1.300%, due 11/28/17	50,000,000	49,951,972
1.320%, due 12/19/17	50,000,000	49,910,984
Fairway Finance Corp. 1.300%, due 12/08/17	20,000,000	19,972,851
1.300%, due 12/11/17	35,000,000	34,948,500
1.310%, due 01/03/18	20,000,000	19,952,391
1 mo. USD LIBOR + 0.110%, 1.348%, due 11/13/17[1]	40,000,000	40,002,574
Gotham Funding Corp. 1.250%, due 11/07/17	50,000,000	49,988,528
1.310%, due 12/05/17	25,000,000	24,969,059
1.320%, due 12/14/17	31,869,000	31,818,481
1.340%, due 01/03/18	32,000,000	31,922,802
Liberty Street Funding LLC 1.320%, due 12/21/17	25,000,000	24,953,533
1.350%, due 11/03/17	48,000,000	47,995,140
1.350%, due 11/08/17	35,000,000	34,990,503
1.400%, due 02/05/18	17,000,000	16,935,231
Manhattan Asset Funding Co. LLC 1.250%, due 11/20/17	70,000,000	69,951,700
1.280%, due 12/18/17	30,000,000	29,947,680
1.330%, due 01/08/18	45,000,000	44,882,355
1.360%, due 01/04/18	15,000,000	14,963,356
Nieuw Amsterdam Receivables Corp. 1.250%, due 11/21/17	55,000,000	54,959,703
Old Line Funding LLC 1.320%, due 12/12/17	20,000,000	19,969,807
1.320%, due 01/10/18	30,000,000	29,919,770
1.340%, due 01/05/18	25,000,000	24,938,400
1 mo. USD LIBOR + 0.120%, 1.358%, due 11/10/17[1]	25,000,000	24,998,843
1 mo. USD LIBOR + 0.130%, 1.369%, due 11/20/17[1]	35,000,000	34,997,899
1 mo. USD LIBOR + 0.140%, 1.373%, due 11/06/17[1]	25,000,000	25,000,034
1 mo. USD LIBOR + 0.160%, 1.399%, due 11/20/17[1]	12,000,000	11,999,998
1.400%, due 02/05/18	7,000,000	6,973,519
Regency Markets No. 1 LLC 1.200%, due 11/02/17	38,000,000	37,997,437

Security description	Face Amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(concluded)
Starbird Funding Corp. 1.330%, due 11/20/17	$25,000,000	$24,982,736
1.330%, due 12/11/17	59,500,000	59,412,449
1.330%, due 01/02/18	30,000,000	29,929,808
1.340%, due 12/05/17	45,000,000	44,944,000
1.370%, due 01/08/18	20,000,000	19,948,212
Thunder Bay Funding LLC 1.330%, due 01/03/18	30,000,000	29,928,587
1 mo. USD LIBOR + 0.120%, 1.357%, due 11/13/17[1]	25,000,000	24,994,461
1 mo. USD LIBOR + 0.150%, 1.389%, due 11/15/17[1]	12,000,000	11,999,114
1 mo. USD LIBOR + 0.170%, 1.409%, due 11/21/17[1]	20,000,000	19,999,997
1.440%, due 02/26/18	31,000,000	30,852,054
Versailles Commercial Paper LLC 1 mo. USD LIBOR + 0.180%, 1.420%, due 11/27/17[1]	40,000,000	39,998,601
1 mo. USD LIBOR + 0.200%, 1.440%, due 11/27/17[1]	40,000,000	40,000,002
Victory Receivables Corp. 1.310%, due 12/08/17	28,500,000	28,461,313
1.320%, due 12/12/17	50,000,000	49,924,517
1.340%, due 01/02/18	25,000,000	24,941,506

		1,781,263,974

Banking-non-US—16.11%
ANZ National International Ltd. 1.350%, due 11/06/17	22,000,000	21,995,585
1 mo. USD LIBOR + 0.160%, 1.397%, due 11/09/17[1]	30,000,000	29,996,897
1 mo. USD LIBOR + 0.160%, 1.399%, due 11/22/17[1]	38,000,000	38,011,146
Australia & New Zealand Banking Group Ltd. 1 mo. USD LIBOR + 0.080%, 1.318%, due 11/06/17[1]	45,000,000	45,006,063
Bank of Nova Scotia 1 mo. USD LIBOR + 0.150%, 1.388%, due 11/06/17[1]	40,000,000	40,001,753
1 mo. USD LIBOR + 0.170%, 1.409%, due 11/20/17[1]	30,000,000	29,991,094
Barclays Bank PLC 1 mo. USD LIBOR + 0.300%, 1.538%, due 02/23/18[1,3]	105,000,000	105,000,086
BNZ International Funding Ltd. 1 mo. USD LIBOR + 0.180%, 1.417%, due 11/20/17[1]	27,500,000	27,504,060
Commonwealth Bank of Australia
1 mo. USD LIBOR + 0.180%, 1.419%, due 11/16/17[1]	25,000,000	25,002,777
1 mo. USD LIBOR + 0.190%, 1.425%, due 11/06/17[1]	30,000,000	29,996,634
3 mo. USD LIBOR + 0.130%, 1.489%, due 01/15/18[1]	3,000,000	3,002,091
1 mo. USD LIBOR + 0.370%, 1.609%, due 11/23/17[1]	9,000,000	9,008,528
1 mo. USD LIBOR + 0.520%, 1.757%, due 11/17/17[1]	20,000,000	20,020,311

Prime Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Security description	Face Amount	Value
Commercial paper[2]—(continued)
Banking-non-US—(concluded)
DBS Bank Ltd. 1 mo. USD LIBOR + 0.110%, 1.348%, due 11/13/17[1]	$22,000,000	$22,004,112
1.360%, due 01/19/18	25,000,000	24,923,722
1.400%, due 02/02/18	53,000,000	52,804,318
1.420%, due 02/12/18	30,000,000	29,876,587
HSBC Bank PLC 1 mo. USD LIBOR + 0.150%, 1.385%, due 11/08/17[1]	42,500,000	42,502,610
National Australia Bank Ltd. 1 mo. USD LIBOR + 0.100%, 1.342%, due 11/29/17[1]	25,000,000	25,003,552
3 mo. USD LIBOR + 0.200%, 1.509%, due 11/14/17[1]	8,000,000	8,006,161
3 mo. USD LIBOR + 0.280%, 1.594%, due 11/16/17[1]	20,500,000	20,503,803
National Bank of Canada 1.310%, due 11/17/17	25,000,000	24,985,798
Oversea-Chinese Banking Corp. Ltd. 1 mo. USD LIBOR + 0.110%, 1.348%, due 11/13/17[1]	23,000,000	23,004,298
1 mo. USD LIBOR + 0.120%, 1.358%, due 11/13/17[1]	20,000,000	20,001,373
3 mo. USD LIBOR + 0.050%, 1.361%, due 11/09/17[1]	14,000,000	14,000,687
1 mo. USD LIBOR + 0.130%, 1.367%, due 11/13/17[1]	14,000,000	14,003,183
1 mo. USD LIBOR + 0.130%, 1.368%, due 11/06/17[1]	30,000,000	29,999,620
Societe Generale 1.170%, due 11/07/17	58,000,000	57,986,027
Toronto Dominion Bank 1.383%, due 11/29/17[4]	30,000,000	29,993,830
United Overseas Bank Ltd. 1.280%, due 11/27/17	22,300,000	22,279,662
1.360%, due 01/24/18	30,000,000	29,903,312
1.370%, due 01/11/18	20,000,000	19,946,960
Westpac Banking Corp. 1 mo. USD LIBOR + 0.320%, 1.558%, due 11/13/17[1]	9,500,000	9,507,737
1 mo. USD LIBOR + 0.500%, 1.738%, due 11/06/17[1]	20,000,000	20,016,058
Westpac Securities NZ Ltd. 3 mo. USD LIBOR + 0.140%, 1.449%, due 11/10/17[1]	5,000,000	5,003,517

		970,793,952

Banking-US—5.02%
Bedford Row Funding Corp. 3 mo. USD LIBOR + 0.110%, 1.467%, due 01/11/18[1]	30,000,000	30,008,294
1 mo. USD LIBOR + 0.290%, 1.532%, due 11/29/17[1]	20,000,000	20,012,290
BNP Paribas Fortis Funding LLC 1.050%, due 11/01/17	30,000,000	29,999,025
1.060%, due 11/01/17	80,000,000	79,997,400

Security description	Face Amount	Value
Commercial paper[2]—(concluded)
Banking-US—(concluded)
Danske Corp. 1.300%, due 12/07/17	$50,000,000	$49,935,404
1.310%, due 12/15/17	50,600,000	50,519,989
1.330%, due 12/27/17	32,100,000	32,035,096
JP Morgan Securities LLC 3 mo. USD LIBOR + 0.140%, 1.465%, due 12/18/17[1]	10,000,000	10,006,201

		302,513,699

Energy-integrated—2.87%
Sinopec Century Bright Capital Investment Ltd. 1.300%, due 11/01/17	112,000,000	111,996,323
1.300%, due 11/07/17	61,000,000	60,985,885

		172,982,208

Finance-other—3.09%
CNPC Finance HK Ltd. 1.400%, due 11/07/17	100,000,000	99,976,861
1.420%, due 11/06/17	45,000,000	44,991,083
Collateralized Commercial Paper Co. LLC 1 mo. USD LIBOR + 0.220%, 1.453%, due 11/06/17[1]	41,000,000	41,003,797

		185,971,741
Total commercial paper (cost—$3,413,480,225)		3,413,525,574

Short-term corporate obligations—0.25%
Banking-non-US—0.25%
Westpac Banking Corp. 1 mo. USD LIBOR + 0.190%, 1.432%, due 11/28/17[1] (cost—$15,000,000)	15,000,000	14,998,651

Repurchase agreements—6.81%
Repurchase agreement dated 10/31/17 with BNP Paribas SA, 1.390% due 11/01/17, collateralized by $146,004,543, various asset-backed convertible bonds, zero coupon to 9.750% due 11/15/19 to 10/10/36; (value—$86,400,000); proceeds: $80,003,089	80,000,000	80,000,000
Repurchase agreement dated 09/15/17 with BNP Paribas SA, 1.490% due 12/14/17, collateralized by $20,229,044 various asset-backed convertible bonds, 1.558% to 9.750% due 11/15/19 to 01/15/68; (value—$21,571,802); proceeds: $20,074,500[3]	20,000,000	20,000,000

Prime Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Security description	Face Amount	Value
Repurchase agreements—(continued)

Repurchase agreement dated 10/31/17 with Goldman Sachs & Co., 1.030% due 11/01/17, collateralized by $8,401,000 Federal Farm Credit Bank obligations, 2.820 to 3.040% due 05/20/36 to 10/20/36, $21,290,440 Federal Home Loan Bank obligations, 0.625% to 2.750% due 08/07/18 to 09/13/41, $3,091,000 Federal Home Loan Mortgage Corp. obligation, 0.875% due 10/12/18, $5,000 Federal National Mortgage Association obligation, 1.750% due 06/20/19, $2,000 Tennessee Valley Authority obligation, 4.500% due 04/01/18, $6,254,200 US Treasury Inflation Index Bonds, 1.375% to 3.875% due 01/15/25 to 02/15/44, $29,829,000 US Treasury Inflation Index Notes, 0.125% to 2.125% due 01/15/19 to 01/15/27, $34,565,000 US Treasury Note, 2.250% due 07/31/21 and $126,846,730 US Treasury Bond STRIPs, zero coupon due 05/15/25 to 11/15/27; (value—$209,100,004); proceeds: $205,005,865

	$205,000,000	$205,000,000

Security description	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 08/24/17 with Merrill Lynch Pierce Fenner & Smith, Inc., 1.710% due 12/05/17, collateralized by $2,023,907 various asset-backed convertible bonds, 3.100% to 10.000% due 10/30/19 to 01/07/30 and $86,217,404 various equity securities; (value—$112,316,167); proceeds: $105,513,713[3,5]	$105,000,000	$105,000,000
Total repurchase agreements (cost—$410,000,000)		410,000,000
Total investments (cost—$6,140,480,225 which approximates cost for federal income tax purposes)—101.92%		6,140,607,212

Liabilities in excess of other assets—(1.92)%		(115,470,881)
Net assets—100.00%		$6,025,136,331

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 29.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2017 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Time deposits	$—	$937,000,000	$—	$937,000,000
Certificates of deposit	—	1,365,082,987	—	1,365,082,987
Commercial paper	—	3,413,525,574	—	3,413,525,574
Short-term corporate obligations	—	14,998,651	—	14,998,651
Repurchase agreements	—	410,000,000	—	410,000,000
Total	$—	$6,140,607,212	$—	$6,140,607,212

At October 31, 2017, there were no transfers between Level 1 and Level 2.

Prime Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2017 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]	Illiquid investment at the period end.
[4]	Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of October 31, 2017 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[5]	Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2017 and changes periodically. The maturity date reflects early put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2017.

See accompanying notes to financial statements.

Government Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Security description	Face Amount	Value
US government and agency obligations—71.26%
Federal Farm Credit Bank 1 mo. USD LIBOR – 0.095%, 1.137%, due 11/03/17[1]	$100,000,000	$99,997,268
1 mo. USD LIBOR – 0.085%, 1.157%, due 11/30/17[1]	77,000,000	76,993,901
1 mo. USD LIBOR – 0.020%, 1.219%, due 11/20/17[1]	23,000,000	22,999,428
1.220%, due 05/01/18[2]	100,000,000	99,386,611
1 mo. USD LIBOR + 0.045%, 1.283%, due 11/05/17[1]	100,000,000	99,999,894
1 mo. USD LIBOR + 0.050%, 1.287%, due 11/11/17[1]	133,000,000	133,023,028
1 mo. USD LIBOR + 0.055%, 1.293%, due 11/08/17[1]	128,700,000	128,669,050
3 mo. USD LIBOR – 0.040%, 1.323%, due 01/23/18[1]	100,000,000	100,006,533
1 mo. USD LIBOR + 0.090%, 1.328%, due 11/05/17[1]	95,000,000	95,000,532
1 mo. USD LIBOR + 0.090%, 1.328%, due 11/25/17[1]	100,000,000	99,988,867
1 mo. USD LIBOR + 0.090%, 1.332%, due 11/29/17[1]	122,000,000	122,000,000
1 mo. USD LIBOR + 0.140%, 1.378%, due 11/06/17[1]	118,500,000	118,494,384
Federal Home Loan Bank 1.019%, due 11/03/17[2]	85,000,000	84,995,278
1.028%, due 12/01/17[2]	100,000,000	99,914,333
1.029%, due 12/06/17[2]	100,000,000	99,899,958
1.030%, due 12/08/17[2]	100,000,000	99,894,139
1.030%, due 12/12/17[2]	88,000,000	87,896,771
1.035%, due 11/08/17[2]	100,000,000	99,979,875
1.035%, due 11/09/17[2]	55,000,000	54,987,350
1.037%, due 11/22/17[2]	150,000,000	149,909,263
1.039%, due 11/15/17[2]	50,000,000	49,979,797
1.040%, due 11/17/17[2]	152,000,000	151,929,742
1.040%, due 12/15/17[2]	50,000,000	49,936,444
1.040%, due 12/18/17[2]	143,000,000	142,805,838
1.040%, due 12/19/17[2]	185,000,000	184,743,467
1.040%, due 12/21/17[2]	99,000,000	98,857,000
1.040%, due 12/22/17[2]	70,000,000	69,896,867
1.044%, due 12/20/17[2]	50,000,000	49,928,950
1.045%, due 12/08/17[2]	150,000,000	149,838,896
1.045%, due 12/13/17[2]	135,000,000	134,835,413
1.045%, due 12/27/17[2]	96,000,000	95,843,947
1.050%, due 11/15/17[2]	150,000,000	149,938,750
1.050%, due 12/13/17[2]	75,000,000	74,908,125
1.050%, due 12/22/17[2]	120,000,000	119,821,500
1.050%, due 01/02/18[2]	160,000,000	159,710,667
1.053%, due 01/03/18[2]	160,000,000	159,705,160
1.055%, due 12/01/17[2]	92,000,000	91,919,117
1.055%, due 01/02/18[2]	126,000,000	125,771,065
1.055%, due 01/03/18[2]	155,300,000	155,013,277
1.055%, due 01/05/18[2]	160,000,000	159,695,222
1.058%, due 01/05/18[2]	146,000,000	145,721,099
3 mo. USD LIBOR – 0.295%, 1.058%, due 01/17/18[1]	75,000,000	75,000,000
1.070%, due 11/16/17[2]	115,000,000	114,948,729

Security description	Face Amount	Value
US government and agency obligations—(continued)
1.070%, due 12/15/17[2]	$81,000,000	$80,894,070
3 mo. USD LIBOR – 0.285%, 1.072%, due 01/12/18[1]	75,000,000	75,000,000
1.080%, due 11/27/17[2]	50,000,000	49,961,000
1.080%, due 01/04/18[2]	80,000,000	79,846,400
1.080%, due 01/22/18[2]	78,000,000	77,808,120
3 mo. USD LIBOR – 0.235%, 1.081%, due 12/06/17[1]	86,800,000	86,792,663
1.082%, due 12/27/17[2]	225,000,000	224,621,300
1 mo. USD LIBOR – 0.155%, 1.087%, due 11/29/17[1]	100,000,000	100,000,000
1.089%, due 01/10/18[2]	145,000,000	144,692,963
1.090%, due 12/27/17[2]	100,000,000	99,830,444
1.090%, due 01/09/18[2]	80,000,000	79,832,867
1.090%, due 01/10/18[2]	85,000,000	84,819,847
3 mo. USD LIBOR – 0.263%, 1.097%, due 01/16/18[1]	140,000,000	140,000,000
1 mo. USD LIBOR – 0.140%, 1.098%, due 11/25/17[1]	40,000,000	40,000,000
3 mo. USD LIBOR – 0.265%, 1.098%, due 01/20/18[1]	90,000,000	90,000,000
1.099%, due 12/27/17[2]	60,000,000	59,899,013
1 mo. USD LIBOR – 0.140%, 1.099%, due 11/16/17[1]	77,000,000	77,000,000
1.100%, due 01/11/18[2]	85,000,000	84,815,597
1 mo. USD LIBOR – 0.130%, 1.108%, due 11/25/17[1]	92,000,000	92,000,000
1.110%, due 01/16/18[2]	35,000,000	34,917,983
1 mo. USD LIBOR – 0.125%, 1.113%, due 11/12/17[1]	74,000,000	74,000,000
1 mo. USD LIBOR – 0.120%, 1.115%, due 11/01/17[1]	100,000,000	100,000,000
1 mo. USD LIBOR – 0.120%, 1.122%, due 11/28/17[1]	75,000,000	74,999,804
1 mo. USD LIBOR – 0.115%, 1.123%, due 11/25/17[1]	67,000,000	67,000,000
1.125%, due 01/19/18[2]	23,000,000	22,943,219
1.125%, due 01/24/18[2]	100,000,000	99,737,500
1.125%, due 02/28/18[2]	149,000,000	148,445,906
1 mo. USD LIBOR – 0.110%, 1.128%, due 11/07/17[1]	75,000,000	75,000,000
1.129%, due 12/22/17[2]	40,000,000	39,936,023
1.130%, due 01/24/18[2]	21,000,000	20,944,630
1.130%, due 01/26/18[2]	49,000,000	48,867,727
1.135%, due 02/09/18[2]	50,000,000	49,842,361
1 mo. USD LIBOR – 0.100%, 1.137%, due 11/18/17[1]	80,000,000	80,000,000
1 mo. USD LIBOR – 0.100%, 1.139%, due 11/21/17[1]	100,000,000	100,000,100
1 mo. USD LIBOR – 0.100%, 1.139%, due 11/21/17[1]	95,000,000	95,000,000
1 mo. USD LIBOR – 0.100%, 1.142%, due 11/28/17[1]	75,000,000	75,000,000
1 mo. USD LIBOR – 0.095%, 1.144%, due 11/21/17[1]	90,000,000	90,000,000
1 mo. USD LIBOR – 0.090%, 1.145%, due 11/11/17[1]	35,000,000	35,000,000

Government Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Security description	Face Amount	Value
US government and agency obligations—(concluded)
1.145%, due 01/05/18[2]	$61,000,000	$60,873,891
1 mo. USD LIBOR – 0.090%, 1.149%, due 11/14/17[1]	40,000,000	40,000,000
3 mo. USD LIBOR – 0.163%, 1.155%, due 12/05/17[1]	99,000,000	99,000,954
3 mo. USD LIBOR – 0.160%, 1.156%, due 12/01/17[1]	50,000,000	50,029,524
1 mo. USD LIBOR – 0.080%, 1.158%, due 11/19/17[1]	80,000,000	80,000,000
1.180%, due 02/05/18[2]	50,000,000	49,842,667
1 mo. USD LIBOR – 0.045%, 1.193%, due 11/06/17[1]	77,500,000	77,512,170
3 mo. USD LIBOR – 0.110%, 1.202%, due 11/05/17[1]	50,000,000	50,000,000
1 mo. USD LIBOR – 0.030%, 1.207%, due 11/18/17[1]	149,000,000	149,000,000
1 mo. USD LIBOR – 0.010%, 1.228%, due 11/12/17[1]	150,000,000	149,993,040
1 mo. USD LIBOR + 0.010%, 1.252%, due 11/28/17[1]	44,750,000	44,749,556
1 mo. USD LIBOR + 0.065%, 1.303%, due 11/10/17[1]	60,000,000	59,999,554
3 mo. USD LIBOR – 0.030%, 1.305%, due 12/29/17[1]	100,000,000	100,000,000
1 mo. USD LIBOR + 0.075%, 1.310%, due 11/02/17[1]	69,050,000	69,049,995
3 mo. USD LIBOR – 0.025%, 1.310%, due 01/01/18[1]	100,000,000	100,000,000
3 mo. USD LIBOR + 0.000%, 1.317%, due 12/08/17[1]	50,000,000	50,046,878
Federal Home Loan Mortgage Corp. 1.110%, due 03/02/18[2]	63,000,000	62,764,958
1 mo. USD LIBOR + 0.065%, 1.303%, due 11/05/17[1]	150,000,000	150,000,000
3 mo. USD LIBOR – 0.030%, 1.319%, due 01/08/18[1]	140,000,000	140,000,000
Federal National Mortgage Association 3 mo. USD LIBOR – 0.050%, 1.276%, due 12/21/17[1]	30,000,000	30,031,583
3 mo. USD LIBOR – 0.030%, 1.326%, due 01/11/18[1]	100,000,000	100,000,000
US Treasury Bills 1.051%, due 12/28/17[2]	155,000,000	154,742,190
1.065%, due 01/04/18[2]	180,000,000	179,659,200
1.080%, due 01/18/18[2]	20,000,000	19,953,200
US Treasury Notes 0.750%, due 12/31/17	60,000,000	59,988,215
0.750%, due 01/31/18	195,000,000	194,949,897
0.875%, due 11/30/17	325,000,000	325,011,886
0.875%, due 01/31/18	103,000,000	103,006,908
1.000%, due 12/31/17	275,000,000	275,064,087
1.000%, due 02/15/18	250,000,000	250,093,688
Total US government and agency obligations (cost—$11,059,599,113)		11,059,599,113

Security description	Face Amount	Value
Repurchase agreements—28.13%
Repurchase agreement dated 10/25/17 with Barclays Capital, Inc., 1.030% due 11/01/17, collateralized by $247,127,347 Federal National Mortgage Association obligation, 3.500% due 10/01/47; (value—$255,000,001); proceeds: $250,050,069	$250,000,000	$250,000,000
Repurchase agreement dated 10/30/17 with Barclays Capital, Inc., 1.030% due 11/06/17, collateralized by $205,415,119 Federal Home Loan Mortgage Corp. obligation, 3.500% due 09/01/47 and $140,184,997 Federal National Mortgage Association obligation, 4.000% due 10/01/47; (value—$357,000,000); proceeds: $350,070,097	350,000,000	350,000,000
Repurchase agreement dated 10/27/17 with Barclays Capital, Inc., 1.040% due 11/03/17, collateralized by $295,433,770 Federal National Mortgage Association obligations, 3.500% to 4.000% due 10/01/47; (value—$306,000,001); proceeds: $300,060,667	300,000,000	300,000,000
Repurchase agreement dated 10/31/17 with Barclays Capital, Inc., 1.040% due 11/07/17, collateralized by $123,166,369 Federal Home Loan Mortgage Corp. obligation, 3.000% due 03/01/30 and $596,433,145 Federal National Mortgage Association obligations, 3.500% to 4.500% due 04/01/29 to 10/01/47; (value—$739,500,000); proceeds: $725,146,611	725,000,000	725,000,000

Repurchase agreement dated 10/31/17 with BNP Paribas SA, 1.050% due 11/01/17, collateralized by $8,166,000 Federal Farm Credit Bank obligations, 2.500% to 3.370% due 07/12/27 to 05/01/35, $37,152,000 Federal Home Loan Mortgage Corp. obligations, zero coupon to 6.750% due 03/07/18 to 10/11/33, $27,764,000 Federal National Mortgage Association obligations, zero coupon to 7.250% due 05/21/18 to 11/15/30, $38,655,200 US Treasury Notes, 1.375% to 2.625% due 10/31/19 to 02/28/22, $11,684,700 US Treasury Bond Principal STRIP, zero coupon due 11/15/27, $445,451 US Treasury Bonds STRIPs, zero coupon due 11/15/25 to 02/15/27 and $895,700 US Treasury Inflation Index Bond, 3.375% due 04/15/32; (value—$102,000,000); proceeds: $100,002,917

	100,000,000	100,000,000

Government Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Security description	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/31/17 with Federal Reserve Bank of New York, 1.000% due 11/01/17, collateralized by $505,433,700 US Treasury Bonds, 3.125% to 8.500% due 02/15/20 to 02/15/43 and $109,331,700 US Treasury Note, 2.000% due 02/15/22; (value—$690,019,191); proceeds: $690,019,167	$690,000,000	$690,000,000
Repurchase agreement dated 10/31/17 with Merrill Lynch Pierce Fenner & Smith, Inc., 1.060% due 11/07/17, collateralized by $151,764,207 Federal Home Loan Mortgage Corp. obligations, 2.500% to 3.500% due 02/01/30 to 10/01/47; (value—$153,000,000); proceeds: $150,030,917	150,000,000	150,000,000
Repurchase agreement dated 10/31/17 with MUFG Securities Americas Inc., 1.030% due 11/01/17, collateralized by $91 Federal Home Loan Bank obligation, 1.250% due 01/16/19, $1,068,416,834 Federal Home Loan Mortgage Corp. obligations, 1.500% to 5.750% due 12/15/25 to 11/01/47, $2,200,802,187 Federal National Mortgage Association obligations, 1.999% to 5.430% due 12/01/20 to 06/25/55 and $743,040,864 Government National Mortgage Association obligations, 2.000% to 4.668% due 11/20/28 to 05/20/67; (value—$1,224,000,000); proceeds: $1,200,034,333	1,200,000,000	1,200,000,000

Security description	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/25/17 with MUFG Securities Americas Inc., 1.070% due 12/05/17, collateralized by $290,375,027 Federal Home Loan Mortgage Corp. obligations, 0.404% to 5.595% due 06/01/22 to 10/15/47, $595,863,201 Federal National Mortgage Association obligations, 2.000% to 5.540% due 03/01/19 to 08/01/48 and $105,002,379 Government National Mortgage Association obligations, 2.500% to 4.710% due 04/20/38 to 03/20/65; (value—$510,000,000); proceeds: $503,328,889[3,4]	$500,000,000	$500,000,000
Repurchase agreement dated 10/31/17 with Toronto-Dominion Bank, 1.050% due 11/01/17, collateralized by $41,430,475 Federal Home Loan Mortgage Corp. obligations, 3.500% to 5.000% due 04/01/29 to 08/01/47 and $125,958,726 Federal National Mortgage Association obligations, 2.500% to 5.500% due 04/01/25 to 06/01/47; (value—$102,000,000); proceeds: $100,002,917	100,000,000	100,000,000
Total repurchase agreements (cost—$4,365,000,000)		4,365,000,000
Total investments (cost—$15,424,599,113 which approximates cost for federal income tax purposes)—99.39%		15,424,599,113

Other assets in excess of liabilities—0.61%		94,693,114
Net assets—100.00%		$15,519,292,227

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 29.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2017 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$11,059,599,113	$—	$11,059,599,113
Repurchase agreements	—	4,365,000,000	—	4,365,000,000
Total	$—	$15,424,599,113	$—	$15,424,599,113

At October 31, 2017, there were no transfers between Level 1 and Level 2.

Government Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2017 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]	Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2017 and changes periodically. The maturity date reflects early put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2017.
[4]	Illiquid investment at the period end.

See accompanying notes to financial statements.

Treasury Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Security description	Face Amount	Value
US government obligations—30.87%
US Treasury Bills 0.968%, due 11/02/17[1]	$183,000,000	$182,995,082
1.045%, due 01/02/18[1]	178,000,000	177,679,650
1.051%, due 12/28/17[1]	365,000,000	364,393,041
1.080%, due 01/18/18[1]	212,000,000	211,503,920
1.081%, due 01/11/18[1]	180,000,000	179,616,068
US Treasury Notes 0.625%, due 11/30/17	200,000,000	199,973,066
0.750%, due 12/31/17	150,000,000	149,971,361
0.750%, due 01/31/18	458,000,000	457,738,994
0.875%, due 11/30/17	365,000,000	365,005,522
0.875%, due 01/15/18	200,000,000	200,008,622
0.875%, due 01/31/18	97,000,000	97,006,506
1.000%, due 12/15/17	200,000,000	200,008,740
1.000%, due 12/31/17	175,000,000	174,976,957
3 mo. Treasury money market yield + 0.048%, 1.156%, due 11/01/17[2]	100,000,000	99,982,013
3 mo. Treasury money market yield + 0.060%, 1.168%, due 11/01/17[2]	400,000,000	400,043,269
3 mo. Treasury money market yield + 0.070%, 1.178%, due 11/01/17[2]	100,000,000	100,041,781
3 mo. Treasury money market yield + 0.140%, 1.248%, due 11/01/17[2]	400,000,000	400,049,320
3 mo. Treasury money market yield + 0.170%, 1.278%, due 11/01/17[2]	411,000,000	410,999,041
3 mo. Treasury money market yield + 0.174%, 1.282%, due 11/01/17[2]	419,200,000	419,206,894
3 mo. Treasury money market yield + 0.190%, 1.298%, due 11/01/17[2]	547,000,000	547,014,642
3 mo. Treasury money market yield + 0.272%, 1.380%, due 11/01/17[2]	316,750,000	316,805,241
Total US government obligations (cost—$5,655,019,730)		5,655,019,730

Repurchase agreements—68.11%
Repurchase agreement dated 10/26/17 with Barclays Capital, Inc., 1.050% due 11/02/17, collateralized by $309,597,300 US Treasury Bonds, 3.750% to 6.750% due 08/15/26 to 11/15/43, $354,231,400 US Treasury Notes, 1.750% to 2.125% due 09/30/22 to 05/15/25, $11,075,700 US Treasury Bonds Principal STRIPs, zero coupon due 08/15/39 to 05/15/45 and $95,642,093 US Treasury Bonds STRIPs, zero coupon due 02/15/19 to 08/15/47; (value—$816,000,082); proceeds: $800,163,333	800,000,000	800,000,000

Security description	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/27/17 with Barclays Capital, Inc., 1.040% due 11/03/17, collateralized by $422,111,700 US Treasury Bonds, 3.000% to 3.625% due 08/15/43 to 11/15/45, $498,738,500 US Treasury Notes, 1.000% to 2.250% due 07/31/18 to 10/31/21, $424,545,900 US Treasury Bonds Principal STRIPs, zero coupon due 05/15/18 to 08/15/47, $524,700 US Treasury Notes Principal STRIPs, zero coupon due 11/15/18 to 05/15/26 and $543,329,913 US Treasury Bonds STRIPs, zero coupon due 11/15/17 to 08/15/47; (value—$1,530,000,002); proceeds: $1,500,303,333	$1,500,000,000	$1,500,000,000
Repurchase agreement dated 10/30/17 with Barclays Capital, Inc., 1.030% due 11/06/17, collateralized by $179,871,100 US Treasury Bond, 2.500% due 05/15/46, $786,065,100 US Treasury Notes, 1.000% to 2.500% due 09/15/18 to 05/15/24, $7,621,900 US Treasury Bonds Principal STRIPs, zero coupon due 02/15/25 to 08/15/47, $100 US Treasury Note Principal STRIPs, zero coupon due 02/15/23 and $57,493,011 US Treasury Bonds STRIPs, zero coupon due 11/15/17 to 08/15/47; (value—$1,020,000,004); proceeds: $1,000,200,278	1,000,000,000	1,000,000,000
Repurchase agreement dated 10/31/17 with Barclays Capital, Inc., 1.040% due 11/07/17, collateralized by $216,028,700 US Treasury Bond, 2.875% due 08/15/45, $293,059,300 US Treasury Notes, 1.250% to 2.125% due 10/31/18 to 05/15/25 and $10 US Treasury Bonds STRIPs, zero coupon due 02/15/23 to 11/15/26; (value—$510,000,014); proceeds: $500,101,111	500,000,000	500,000,000
Repurchase agreement dated 10/31/17 with Barclays Capital, Inc., 1.040% due 11/01/17, collateralized by $326,627,000 US Treasury Note, 1.500% due 08/15/26; (value—$306,000,043); proceeds: $300,008,667	300,000,000	300,000,000
Repurchase agreement dated 10/31/17 with BNP Paribas SA, 1.040% due 11/01/17, collateralized by $100 US Treasury Bill, zero coupon due 03/08/18, $115,998,700 US Treasury Bonds, 3.000% to 7.625% due 11/15/22 to 11/15/44, $265,946,800 US Treasury Inflation Index Note, 0.250% due 01/15/25, $308,924,700 US Treasury Notes, 0.875% due 03/31/18 to 10/15/18 and $400 US Treasury Bonds Principal STRIPs, zero coupon due 02/15/21 to 05/15/39; (value—$714,000,007); proceeds: $700,020,222	700,000,000	700,000,000

Treasury Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Security description	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/31/17 with Federal Reserve Bank of New York, 1.000% due 11/01/17, collateralized by $2,165,455,100 US Treasury Bonds, 3.125% to 8.500% due 02/15/20 to 02/15/43 and $1,697,142,700 US Treasury Notes, 1.375% to 2.000% due 05/31/21 to 02/15/22; (value—$4,625,128,527); proceeds: $4,625,128,472	$4,625,000,000	$4,625,000,000
Repurchase agreement dated 10/25/17 with Goldman Sachs & Co., 1.010% due 11/01/17, collateralized by $125,831,800 US Treasury Inflation Index Bond, 3.875% due 04/15/29; (value—$255,000,186); proceeds: $250,049,097	250,000,000	250,000,000
Repurchase agreement dated 10/26/17 with Goldman Sachs & Co., 1.010% due 11/02/17, collateralized by $170,758,100 US Treasury Inflation Index Bond, 2.375% due 01/15/25; (value—$255,000,029); proceeds: $250,049,097	250,000,000	250,000,000
Repurchase agreement dated 10/31/17 with Merrill Lynch Pierce Fenner & Smith, Inc., 1.040% due 11/07/17, collateralized by $461,429,600 US Treasury Note, 2.000% due 06/30/24; (value—$459,000,073); proceeds: $450,091,000	450,000,000	450,000,000
Repurchase agreement dated 04/25/17 with MUFG Securities Americas Inc., 1.040% due 11/07/17, collateralized by $12,744,200 US Treasury Bill, zero coupon due 03/01/18, $7,096,100 US Treasury Bonds, 7.125% to 8.750% due 02/15/20 to 02/15/23, $3,325,500 US Treasury Inflation Index Bond, 3.875% due 04/15/29, $89,524,100 US Treasury Inflation Index Notes, 0.125% to 1.375% due 01/15/20 to 01/15/26 and $131,403,600 US Treasury Notes, 1.250% to 2.750% due 06/30/19 to 08/15/26; (value—$255,000,033); proceeds: $251,415,556[3]	250,000,000	250,000,000

Security description	Face Amount	Value
Repurchase agreements—(concluded)

Repurchase agreement dated 10/31/17 with MUFG Securities Americas Inc., 1.010% due 11/01/17, collateralized by $100 US Treasury Bill, zero coupon due 11/09/17, $25,835,900 US Treasury Bonds, 2.500% to 8.500% due 02/15/20 to 05/15/46, $1,450,100 US Treasury Inflation Index Bonds, 1.375% to 2.375% due 01/15/27 to 02/15/44, $10,501,100 US Treasury Inflation Index Notes, 0.125% to 1.375% due 01/15/20 to 01/15/25, $1,482,227,800 US Treasury Notes, 0.750% to 3.500% due 11/30/17 to 08/15/26, $1,000 US Treasury Bonds Principal STRIPs, zero coupon due 11/15/43 to 05/16/46 and $149 US Treasury Bond STRIPs, zero coupon due 05/15/23; (value—$1,530,000,011); proceeds: $1,500,042,083

	$1,500,000,000	$1,500,000,000
Repurchase agreement dated 10/25/17 with Toronto-Dominion Bank, 1.030% due 11/01/17, collateralized by $355,340,500 US Treasury Notes, 1.375% to 2.250% due 09/30/18 to 11/15/24; (value—$357,000,048); proceeds: $350,070,097	350,000,000	350,000,000
Total repurchase agreements (cost—$12,475,000,000)		12,475,000,000
Total investments (cost—$18,130,019,730 which approximates cost for federal income tax purposes)—98.98%		18,130,019,730

Other assets in excess of liabilities—1.02%		187,262,048
Net assets—100.00%		$18,317,281,778

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 29.

Treasury Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2017 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government obligations	$—	$5,655,019,730	$—	$5,655,019,730
Repurchase agreements	—	12,475,000,000	—	12,475,000,000
Total	$—	$18,130,019,730	$—	$18,130,019,730

At October 31, 2017, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Rates shown are the discount rates at date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2017 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[3]	Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2017 and changes periodically. The maturity date reflects early put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2017.

See accompanying notes to financial statements.

Prime CNAV Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Security description	Face Amount	Value
US government and agency obligations—2.18%
Federal Home Loan Bank 1.070%, due 11/16/17[1]	$35,000,000	$34,984,396
US Treasury Notes
3 mo. Treasury money market yield + 0.174%, 1.282%, due 11/01/17[2]	4,600,000	4,599,862
3 mo. Treasury money market yield + 0.272%, 1.380%, due 11/01/17[2]	250,000	250,023
Total US government and agency obligations (cost—$39,834,281)		39,834,281

Time deposits—14.74%
Banking-non-US—14.74%
Credit Agricole Corporate & Investment Bank 1.070%, due 11/01/17	68,000,000	68,000,000
Credit Industriel et Commercial 1.070%, due 11/01/17	35,000,000	35,000,000
DnB NOR Bank ASA 1.060%, due 11/01/17	40,000,000	40,000,000
Natixis 1.080%, due 11/01/17	67,000,000	67,000,000
Skandinaviska Enskilda Banken AB 1.070%, due 11/01/17	30,000,000	30,000,000
Svenska Handelsbanken 1.050%, due 11/01/17	30,000,000	30,000,000
Total time deposits (cost—$270,000,000)		270,000,000

Certificates of deposit—17.85%
Banking-non-US—15.26%
Bank of Montreal 3 mo. USD LIBOR + 0.100%, 1.424%, due 12/18/17[2]	15,000,000	15,000,000
Bank of Nova Scotia 3 mo. USD LIBOR + 0.300%, 1.614%, due 11/16/17[2]	8,000,000	8,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd. 1.160%, due 11/03/17	15,000,000	15,000,000
Cooperatieve Rabobank UA
3 mo. USD LIBOR + 0.060%, 1.375%, due 11/15/17[2]	14,000,000	14,000,000
3 mo. USD LIBOR + 0.260%, 1.576%, due 11/21/17[2]	10,000,000	10,000,000
DnB NOR Bank ASA 3 mo. USD LIBOR, 1.309%, due 11/13/17[2]	9,000,000	9,000,000
DZ Bank AG
1.300%, due 12/21/17	18,000,000	18,000,000
1.330%, due 12/15/17	12,000,000	12,000,000
KBC Bank N.V. 1.180%, due 11/01/17	20,000,000	20,000,000
Oversea-Chinese Banking Corp. Ltd. 1 mo. USD LIBOR + 0.130%, 1.369%, due 11/20/17[2]	10,000,000	10,000,000
Royal Bank of Canada
1 mo. USD LIBOR + 0.150%,
1.388%, due 11/06/17[2]	4,000,000	4,000,000

Security description	Face Amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
1.510%, due 04/24/18	$10,000,000	$10,000,000
3 mo. USD LIBOR + 0.320%,
1.677%, due 01/12/18[2]	10,000,000	10,000,000
Skandinaviska Enskilda Banken AB
3 mo. USD LIBOR + 0.010%,
1.321%, due 11/02/17[2]	10,000,000	10,000,000
1 mo. USD LIBOR + 0.130%,
1.368%, due 11/13/17[2]	7,000,000	7,000,000
Svenska Handelsbanken
1.260%, due 11/17/17	11,000,000	11,000,000
1 mo. USD LIBOR + 0.110%,
1.349%, due 11/15/17[2]	8,000,000	8,000,000
1 mo. USD LIBOR + 0.140%,
1.378%, due 11/06/17[2]	11,000,000	11,000,000
1 mo. USD LIBOR + 0.150%,
1.385%, due 11/02/17[2]	8,000,000	8,000,000
1 mo. USD LIBOR + 0.180%,
1.419%, due 11/24/17[2]	9,000,000	9,000,000
Swedbank AB 1.160%, due 11/01/17	35,000,000	35,000,000
Toronto Dominion Bank Ltd.
1 mo. USD LIBOR + 0.180%,
1.419%, due 11/15/17[2]	4,500,000	4,500,000
3 mo. USD LIBOR + 0.320%,
1.679%, due 01/16/18[2]	10,000,000	10,000,000
Westpac Banking Corp.
1 mo. USD LIBOR + 0.160%,
1.395%, due 11/08/17[2]	5,000,000	5,000,000
1 mo. USD LIBOR + 0.180%,
1.419%, due 11/20/17[2]	6,000,000	6,000,000

		279,500,000

Banking-US—2.59%
Branch Banking & Trust Co. 1.170%, due 11/01/17	20,000,000	20,000,000
Citibank New York N.A. 1.280%, due 11/08/17	15,000,000	15,000,000
Wells Fargo Bank N.A.
3 mo. USD LIBOR + 0.110%,
1.423%, due 11/06/17[2]	2,500,000	2,500,000
1 mo. USD LIBOR + 0.290%,
1.529%, due 11/13/17[2]	10,000,000	10,000,000

		47,500,000
Total certificates of deposit (cost—$327,000,000)		327,000,000

Commercial paper[1]—50.53%
Asset backed-miscellaneous—24.70%
Albion Capital Corp.
1.270%, due 11/20/17	20,000,000	19,986,595
1.270%, due 11/22/17	5,000,000	4,996,296
Antalis S.A 1.300%, due 11/30/17	24,000,000	23,974,867
Barton Capital LLC 1.150%, due 11/01/17	10,000,000	10,000,000
1.240%, due 11/13/17	20,000,000	19,991,733

Prime CNAV Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Security description	Face Amount	Value
Commercial paper[1]—(continued)
Asset backed-miscellaneous—(concluded)
1 mo. USD LIBOR + 0.240%,
1.475%, due 11/02/17[2]	$13,000,000	$13,000,000
CAFCO LLC 1.300%, due 12/14/17	40,000,000	39,937,889
Cancara Asset Securitisation LLC
1.230%, due 11/22/17	13,700,000	13,690,170
1.290%, due 11/27/17	15,000,000	14,986,025
1.300%, due 11/28/17	18,000,000	17,982,450
Fairway Finance Corp.
1.300%, due 12/08/17	14,000,000	13,981,294
1.300%, due 12/11/17	15,000,000	14,978,333
1.310%, due 01/03/18	5,000,000	4,988,538
Gotham Funding Corp.
1.310%, due 12/05/17	15,000,000	14,981,442
1.320%, due 12/14/17	15,000,000	14,976,350
Manhattan Asset Funding Co. LLC
1.230%, due 11/03/17	20,000,000	19,998,633
1.320%, due 12/11/17	14,542,000	14,520,672
1.330%, due 01/08/18	13,000,000	12,967,341
Old Line Funding LLC
1.270%, due 12/14/17	15,980,000	15,955,759
1.320%, due 12/12/17	5,000,000	4,992,483
1.320%, due 01/10/18	5,000,000	4,987,167
1 mo. USD LIBOR + 0.130%, 1.369%, due 11/20/17[2]	10,000,000	10,000,000
1 mo. USD LIBOR + 0.140%, 1.373%, due 11/06/17[2]	3,000,000	3,000,000
1.400%, due 02/05/18	10,000,000	9,962,667
Starbird Funding Corp.
1.330%, due 11/20/17	8,000,000	7,994,384
1.330%, due 01/02/18	15,000,000	14,965,642
1.370%, due 01/08/18	10,000,000	9,974,122
Thunder Bay Funding LLC
1 mo. USD LIBOR + 0.170%, 1.409%, due 11/21/17[2]	12,000,000	12,000,000
1.440%, due 02/26/18	13,000,000	12,939,160
Versailles Commercial Paper LLC
1 mo. USD LIBOR + 0.180%, 1.420%, due 11/27/17[2]	15,000,000	15,000,000
1 mo. USD LIBOR + 0.200%, 1.440%, due 11/27/17[2]	15,000,000	15,000,000
Victory Receivables Corp.
1.270%, due 11/21/17	20,000,000	19,985,889
1.320%, due 11/08/17	5,695,000	5,693,538

		452,389,439

Banking-non-US—17.05%
ANZ National International Ltd.
1.350%, due 11/06/17	14,000,000	13,997,375
1 mo. USD LIBOR + 0.160%, 1.397%, due 11/09/17[2]	9,000,000	9,000,000
1 mo. USD LIBOR + 0.160%, 1.399%, due 11/22/17[2]	14,000,000	14,000,000
Australia & New Zealand Banking Group Ltd.
1 mo. USD LIBOR + 0.080%, 1.318%, due 11/06/17[2]	15,000,000	15,000,000

Security description	Face Amount	Value
Commercial paper[1]—(continued)
Banking-non-US—(concluded)
Bank of Nova Scotia
1.335%, due 11/28/17	$12,100,000	$12,087,885
1 mo. USD LIBOR + 0.130%, 1.365%, due 11/01/17[2]	5,000,000	5,000,000
1 mo. USD LIBOR + 0.170%, 1.409%, due 11/20/17[2]	9,000,000	9,000,000
Barclays Bank PLC
1 mo. USD LIBOR + 0.300%, 1.538%, due 02/23/18[2,3]	10,000,000	10,000,000
BNZ International Funding Ltd.
1 mo. USD LIBOR + 0.180%, 1.417%, due 11/20/17[2]	10,000,000	10,000,000
Commonwealth Bank of Australia 1 mo. USD LIBOR + 0.170%, 1.408%, due 11/06/17[2]	3,000,000	3,000,000
3 mo. USD LIBOR + 0.130%, 1.489%, due 01/15/18[2]	11,000,000	11,000,000
Cooperatieve Rabobank UA 1.330%, due 12/22/17	15,000,000	14,971,738
DBS Bank Ltd. 1.360%, due 01/19/18	15,000,000	14,955,233
1.420%, due 02/12/18	18,000,000	17,926,870
HSBC Bank PLC 1 mo. USD LIBOR + 0.150%, 1.385%, due 11/08/17[2]	17,000,000	17,000,000
National Australia Bank Ltd. 3 mo. USD LIBOR + 0.280%, 1.594%, due 11/16/17[2]	8,000,000	8,000,000
National Bank of Canada 1.310%, due 11/17/17	8,000,000	7,995,342
NRW Bank 1.455%, due 02/26/18	18,000,000	17,914,883
Oversea-Chinese Banking Corp. Ltd. 1 mo. USD LIBOR + 0.120%, 1.358%, due 11/13/17[2]	20,000,000	20,000,000
1 mo. USD LIBOR + 0.130%, 1.367%, due 11/13/17[2]	10,000,000	9,999,796
Skandinaviska Enskilda Banken AB 1 mo. USD LIBOR + 0.100%, 1.335%, due 11/01/17[2]	5,000,000	5,000,000
Societe Generale 1.170%, due 11/07/17	35,000,000	34,993,175
United Overseas Bank Ltd. 1.360%, due 01/24/18	10,000,000	9,968,267
1.370%, due 01/11/18	8,000,000	7,978,384
Westpac Banking Corp. 1 mo. USD LIBOR + 0.500%, 1.738%, due 11/06/17[2]	10,000,000	10,000,000
Westpac Securities NZ Ltd. 3 mo. USD LIBOR + 0.140%, 1.449%, due 11/10/17[2]	3,500,000	3,500,000

		312,288,948

Prime CNAV Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Security description	Face Amount	Value
Commercial paper[1]—(concluded)
Banking-US—5.02%
Bedford Row Funding Corp. 1 mo. USD LIBOR + 0.100%, 1.335%, due 11/02/17[2]	$20,000,000	$20,000,000
BNP Paribas Fortis Funding LLC 1.050%, due 11/01/17	16,000,000	16,000,000
Danske Corp. 1.300%, due 12/07/17	16,000,000	15,979,200
1.325%, due 01/16/18	20,000,000	19,944,055
1.400%, due 02/01/18	5,000,000	4,982,111
JP Morgan Securities LLC 1 mo. USD LIBOR + 0.220%, 1.455%, due 11/08/17[2]	15,000,000	15,000,000

		91,905,366

Energy-integrated—1.31%
Sinopec Century Bright Capital Investment Ltd. 1.300%, due 11/01/17	24,000,000	24,000,000

Finance-other—2.45%
CNPC Finance HK Ltd. 1.400%, due 11/07/17	25,000,000	24,994,167
1.420%, due 11/06/17	20,000,000	19,996,055

		44,990,222
Total commercial paper (cost—$925,573,975)		925,573,975

Repurchase agreements—16.56%
Repurchase agreement dated 09/15/17 with BNP Paribas SA, 1.490% due 12/14/17, collateralized by $26,670,055 various asset-backed convertible bonds, 1.470% to 9.750% due 05/01/18 to 12/31/99; (value—$26,995,438); proceeds: $25,093,125[3]	25,000,000	25,000,000
Repurchase agreement dated 10/31/17 with BNP Paribas SA, 1.390% due 11/01/17, collateralized by $15,873,680 various asset-backed convertible bonds, 1.658% to 9.750% due 11/15/19 to 12/25/35; (value—$16,200,000); proceeds: $15,000,579	15,000,000	15,000,000

Security description	Face Amount	Value
Repurchase agreements—(concluded)

Repurchase agreement dated 10/31/17 with Goldman Sachs & Co., 1.030% due 11/01/17, collateralized by $11,000,000 Federal Farm Credit Bank obligation, 3.000% due 06/01/27, $23,000,000 Federal Home Loan Bank obligations, 2.875% to 3.000% due 03/10/28 to 07/14/36, $1,751,000 Federal Home Loan Mortgage Corp. obligations, 1.375% due 05/01/20, $8,111,000 Federal National Mortgage Association obligations, 0.875% to 2.000% due 07/20/18 to 01/05/22, $2,000,000 Tennessee Valley Authority obligation, 3.875% due 02/15/21, $15,616,200 US Treasury Inflation Index Bond, 3.375% due 04/15/32, $94,561,800 US Treasury Inflation Index Notes, 0.125% due 01/15/22 to 01/15/23 and $87,802,769 US Treasury Bonds STRIPs, zero coupon due 08/15/18 to 11/15/46; (value—$253,266,006); proceeds: $248,307,104

	$248,300,000	$248,300,000
Repurchase agreement dated 08/24/17 with Merrill Lynch Pierce Fenner & Smith, Inc., 1.710% due 12/05/17, collateralized by $319,977 equity security; (value—$16,050,046); proceeds: $15,073,388[3,4]	15,000,000	15,000,000
Total repurchase agreements (cost—$303,300,000)		303,300,000
Total investments (cost—$1,865,708,256 which approximates cost for federal income tax purposes)—101.86%		1,865,708,256

Liabilities in excess of other assets—(1.86)%		(34,100,787)
Net assets—100.00%		$1,831,607,469

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 29.

Prime CNAV Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2017 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$39,834,281	$—	$39,834,281
Time deposits	—	270,000,000	—	270,000,000
Certificates of deposit	—	327,000,000	—	327,000,000
Commercial paper	—	925,573,975	—	925,573,975
Repurchase agreements	—	303,300,000	—	303,300,000
Total	$—	$1,865,708,256	$—	$1,865,708,256

At October 31, 2017, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2017 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[3]	Illiquid investment at the period end.
[4]	Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2017 and changes periodically. The maturity date reflects early put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2017.

See accompanying notes to financial statements.

Tax-Free Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Security description	Face Amount	Value
Municipal bonds and notes—91.18%
Alabama—1.26%
Tuscaloosa County Industrial Development Authority Revenue (Hunt Refining Project), Series A, 0.970%, VRD[1]	$25,000,000	$25,000,000
Tuscaloosa County Industrial Development Authority Revenue Refunding (Hunt Refining Project), Series D, 0.970%, VRD[1]	8,200,000	8,200,000

		33,200,000

Alaska—3.65%
Alaska International Airports Revenue Refunding (System), Series A, 0.920%, VRD	7,000,000	7,000,000
Valdez Marine Terminal Revenue (Exxon Pipeline Co. Project), 0.900%, VRD	38,895,000	38,895,000
Valdez Marine Terminal Revenue Refunding (Exxon Pipeline Co. Project), Series A, 0.900%, VRD	7,290,000	7,290,000
Series B, 0.900%, VRD	9,495,000	9,495,000
Series C, 0.900%, VRD	4,300,000	4,300,000
Valdez Marine Terminal Revenue Refunding (ExxonMobil Project), 0.900%, VRD	29,425,000	29,425,000

		96,405,000

Arizona—0.37%
Arizona Health Facilities Authority Revenue (Health Facilities Catholic West), Series A, 0.920%, VRD	4,150,000	4,150,000
City of Phoenix Arizona Industrial Development Authority Health Care Facilities Revenue (Mayo Clinic), Series A, 0.900%, VRD	5,565,000	5,565,000

		9,715,000

California—1.55%
Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 93-14), 0.900%, VRD	5,000,000	5,000,000
Los Angeles Tax & Revenue Anticipation Notes, 5.000%, VRD	4,000,000	4,105,588
Modesto Water Revenue Certificates of Participation Refunding, Series A, 0.910%, VRD	1,715,000	1,715,000
Orange County Water District Certificates of Participation, Series A, 0.890%, VRD	15,935,000	15,935,000

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
California— (concluded)
Santa Clara Electric Revenue, Subseries B, 0.900%, VRD	$13,065,000	$13,065,000
West Covina Public Financing Authority Lease Revenue (Golf Course Project), Series B, 0.910%, VRD	1,250,000	1,250,000

		41,070,588

Colorado—1.31%
Colorado State Education Loan Program Tax And Revenue Anticipation Notes, Series A, 5.000%, due 06/28/18	10,000,000	10,267,921
Colorado State General Fund Tax & Revenue Anticipation Notes, Series A, 5.000%, due 06/27/18	10,000,000	10,264,844
Denver City & County Certificates of Participation Refunding,
Series A1, 0.900%, VRD	7,000,000	7,000,000
Series A2, 0.900%, VRD	700,000	700,000
Series A3, 0.900%, VRD	6,300,000	6,300,000

		34,532,765

District of Columbia—1.37%
District of Columbia University Revenue Refunding (Georgetown University), Series B, 0.900%, VRD	15,050,000	15,050,000
District of Columbia Water & Sewer Authority Revenue (Subordinate Lien), Subseries B-2, 0.930%, VRD	11,000,000	11,000,000
Metropolitan Washington, D.C. Airport Authority Airport System Revenue, Subseries D-2, 0.910%, VRD	10,165,000	10,165,000

		36,215,000

Florida—4.78%
Florida Municipal Power Agency Revenue (All Requirements Supply), Series C, 0.930%, VRD	87,620,000	87,620,000
JEA Water & Sewer System Revenue, Subseries A-1, 0.910%, VRD	10,460,000	10,460,000
Pinellas County Health Facilities Authority Revenue (Baycare Health), 0.930%, VRD	28,350,000	28,350,000

		126,430,000

Tax-Free Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Georgia—1.01%
Municipal Electric Authority of Georgia (General Resolution Projects), Series C, 0.900%, VRD	$2,700,000	$2,700,000
Private Colleges & Universities Authority Revenue (Emory University), Series B-1, 0.880%, VRD	24,125,000	24,125,000

		26,825,000

Illinois—7.69%
Chicago O’Hare International Revenue (Third Lien), Series C, 0.930%, VRD	6,000,000	6,000,000
Illinois Development Finance Authority Revenue (Chicago Symphony Orchestra), 0.950%, VRD	26,100,000	26,100,000
Illinois Development Finance Authority Revenue (Chicago Symphony Project), 0.920%, VRD	12,500,000	12,500,000
Illinois Development Finance Authority Revenue (Francis W. Parker School Project), 0.940%, VRD	23,700,000	23,700,000
Illinois Development Finance Authority Revenue (Lyric Opera Chicago Project), 0.920%, VRD	7,300,000	7,300,000
Illinois Finance Authority Revenue (Advocate Health Care), Subseries C2A, 0.900%, VRD	17,000,000	17,000,000
Illinois Finance Authority Revenue (Gift of Hope Donor Project), 0.960%, VRD	9,430,000	9,430,000
Illinois Finance Authority Revenue (Northwestern Community Hospital), Series B, 0.930%, VRD	30,180,000	30,180,000
Illinois Finance Authority Revenue (OSF Healthcare System), Series B, 0.920%, VRD	23,750,000	23,750,000
Illinois Finance Authority Revenue (The University of Chicago Medical Center), Series E2, 0.910%, VRD	10,000,000	10,000,000
Illinois Finance Authority Revenue Refunding (Hospital Sisters Services, Inc.), Series G, 0.920%, VRD	500,000	500,000
Illinois Finance Authority Revenue Refunding (University of Chicago), Series C, 0.920%, VRD	21,771,000	21,771,000

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Illinois—(concluded)
Illinois State Toll Highway Authority Toll Highway Revenue (Senior Priority),
Series A-1B, 0.950%, VRD	$5,000,000	$5,000,000
Series A-2B, 0.950%, VRD	5,000,000	5,000,000
Series A-2D, 0.950%, VRD	5,000,000	5,000,000

		203,231,000

Indiana—4.05%
Indiana Finance Authority Hospital Revenue (Indiana University Health, Inc.),
Series A, 0.920%, VRD	4,800,000	4,800,000
Series C, 0.910%, VRD	11,700,000	11,700,000
Series D, 0.900%, VRD	16,210,000	16,210,000
Indiana Finance Authority Hospital Revenue Refunding (Indiana University Obligated Group), Series B, 0.920%, VRD	10,925,000	10,925,000
Indiana Municipal Power Agency Power Supply Systems Revenue Refunding, Series A, 0.950%, VRD	6,860,000	6,860,000
Indiana State Finance Authority Revenue Refunding (Trinity Health), Series D-1, 0.900%, VRD	56,605,000	56,605,000

		107,100,000

Louisiana—1.19%
East Baton Rouge Parish Industrial Development Board, Inc. Revenue (ExxonMobil Project),
Series A, 0.900%, VRD	9,450,000	9,450,000
Series B, 0.900%, VRD	1,300,000	1,300,000
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Gulf Opportunity Zone (ExxonMobil Project), 0.900%, VRD	13,800,000	13,800,000
Louisiana Public Facilities Authority Revenue Refunding (Christus Health), Series B2, 0.900%, VRD	6,945,000	6,945,000

		31,495,000

Maryland—1.62%
Maryland Economic Development Corp. Revenue (Howard Hughes Medical Institute), Series A, 0.920%, VRD	22,585,000	22,585,000
Montgomery County Housing Development Corp. Opportunities Commission Multi-Family Revenue (GNMA/FNMA/FHLMC Insured), Series A, 0.910%, VRD	20,290,000	20,290,000

		42,875,000

Tax-Free Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Massachusetts—2.91%
Commonwealth of Massachusetts, Series C, 2.000%, due 06/25/18	$30,000,000	$30,218,093
Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare Systems), Series F3, 0.900%, VRD	46,800,000	46,800,000

		77,018,093

Michigan—0.84%
Green Lake Township Economic Development Corp. Revenue Refunding (Interlochen Center Project), 0.900%, VRD	11,000,000	11,000,000
Michigan State Hospital Finance Authority Revenue (Trinity Health Credit), Series F, 0.900%, VRD	11,320,000	11,320,000

		22,320,000

Minnesota—1.00%
Midwest Consortium of Municipal Utilities Revenue (Draw Down-Association Financing Program), Series B, 0.900%, VRD	3,900,000	3,900,000
Rochester Health Care Facilities Revenue (Mayo Clinic),
Series A, 0.870%, VRD	19,600,000	19,600,000
Series B, 0.870%, VRD	2,800,000	2,800,000

		26,300,000

Mississippi—4.94%
Jackson County Pollution Control Revenue Refunding (Chevron USA, Inc. Project), 0.940%, VRD	3,000,000	3,000,000
Mississippi Business Finance Commission Gulf Opportunity Zone (Chevron USA, Inc. Project),
Series A, 0.910%, VRD	20,200,000	20,200,000
Series E, 0.940%, VRD	7,400,000	7,400,000
Series K, 0.940%, VRD	12,200,000	12,200,000
Mississippi Business Finance Corp. Gulf Opportunity Zone (Chevron USA, Inc. Project),
Series A, 0.900%, VRD	220,000	220,000
Series A, 0.920%, VRD	17,380,000	17,380,000
Series B, 0.920%, VRD	6,500,000	6,500,000
Series D, 0.920%, VRD	24,000,000	24,000,000
Series E, 0.910%, VRD	2,000,000	2,000,000
Series E, 0.940%, VRD	9,000,000	9,000,000
Series F, 0.900%, VRD	10,860,000	10,860,000
Series G, 0.940%, VRD	2,100,000	2,100,000
Series H, 0.940%, VRD	9,600,000	9,600,000
Series J, 0.910%, VRD	6,000,000	6,000,000

		130,460,000

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Missouri—0.63%
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Ascension Healthcare), Series C-5, 0.920%, VRD	$4,500,000	$4,500,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (De Smet Jesuit High School), 0.910%, VRD	420,000	420,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Washington University), Series C, 0.880%, VRD	1,600,000	1,600,000
St. Charles County Public Water District No. 2 Refunding, Series A, 0.910%, VRD	10,225,000	10,225,000

		16,745,000

Nebraska—0.31%
Lancaster County Hospital Authority No.1 Hospital Revenue Refunding (Bryanlgh Medical Center), Series B-1, 0.910%, VRD	8,170,000	8,170,000

New Jersey—0.15%
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health), Series D, 0.890%, VRD	4,100,000	4,100,000

New Mexico—0.55%
New Mexico Finance Authority Transportation Revenue Refunding (Sub Lien), Subseries B-1, 0.910%, VRD	14,475,000	14,475,000

New York—28.19%
Dutchess County Industrial Development Agency Civic Facilities Revenue (Marist College), Series A, 0.910%, VRD	3,235,000	3,235,000
Metropolitan Transportation Authority New York Dedicated Tax Fund,
Series A-1, 0.920%, VRD	17,120,000	17,120,000
Subseries E-1, 0.920%, VRD	26,205,000	26,205,000
Subseries E-1, 0.920%, VRD	24,515,000	24,515,000
Subseries E-5, 0.920%, VRD	21,405,000	21,405,000
Nassau Health Care Corp. Revenue (County Guaranteed Insured), Series B-1, 0.900%, VRD	14,240,000	14,240,000

Tax-Free Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
New York—(continued)
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008),
Series BB-1, 0.870%, VRD	$13,100,000	$13,100,000
Series BB-2, 0.910%, VRD	27,835,000	27,835,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Resolution),
Series A, 0.920%, VRD	61,620,000	61,620,000
Series B-4, 0.880%, VRD	2,800,000	2,800,000
Series DD-2, 0.900%, VRD	350,000	350,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue, Subseries F-1A, 0.870%, VRD	600,000	600,000
New York City Transitional Finance Authority Future Tax Secured Revenue,
Series C, 0.920%, VRD	21,690,000	21,690,000
Subseries A-4, 0.920%, VRD	22,300,000	22,300,000
Subseries A-4, 0.930%, VRD	37,515,000	37,515,000
Subseries D-4, 0.930%, VRD	45,890,000	45,890,000
Subseries E-4, 0.900%, VRD	3,640,000	3,640,000
New York City,
Series F, Subseries F-3, 0.910%, VRD	64,780,000	64,780,000
Subseries D-4, 0.920%, VRD	11,700,000	11,700,000
Subseries L-3, 0.910%, VRD	5,940,000	5,940,000
Subseries L-4, 0.920%, VRD	47,845,000	47,845,000
New York Dormitory Authority Revenues State Supported Debt (University of Rochester), Series A, 0.900%, VRD	8,545,000	8,545,000
New York State Dormitory Authority Revenue (Cornell University), Series A, 0.910%, VRD	2,530,000	2,530,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Northern Westchester Association), 0.900%, VRD	265,000	265,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University),
Series A, 0.920%, VRD	56,395,000	56,395,000
Series A-2, 0.900%, VRD	38,400,000	38,400,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Royal), Series A, 0.910%, VRD	3,700,000	3,700,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Senior Community, Inc.), 0.910%, VRD	3,565,000	3,565,000
New York State Dormitory Authority Revenue Non-State Supported Debt (St. John’s University), Series B-1, 0.920%, VRD	12,400,000	12,400,000

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
New York—(concluded)
New York State Dormitory Authority Revenue State Supported Debt (City University), Series D, 0.900%, VRD	$45,365,000	$45,365,000
New York State Dormitory Authority Revenue State Supported Debt (University of Rochester), Series B, 0.900%, VRD	2,025,000	2,025,000
New York State Housing Finance Agency (Madison Avenue Housing), 0.960%, VRD	46,700,000	46,700,000
New York State Housing Finance Agency (Riverside Center 2 Housing),
Series A-2, 0.960%, VRD	8,000,000	8,000,000
Series A-3, 0.920%, VRD	16,600,000	16,600,000
New York State Housing Finance Agency Revenue (Dock Street), Series A, 0.920%, VRD	14,430,000	14,430,000
New York State Urban Development Corp. Revenue Refunding (Service Contract), Series A-5, 0.920%, VRD	5,310,000	5,310,000
Triborough Bridge & Tunnel Authority Revenue, Series B-3, 0.880%, VRD	6,440,000	6,440,000

		744,995,000

North Carolina—0.52%
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue Refunding (Carolinas Healthcare) (AGM Insured), Series E, 0.920%, VRD	13,620,000	13,620,000

Ohio—1.22%
Cleveland-Cuyahoga County Port Authority Revenue (Carnegie/89th Garage Project), 0.910%, VRD	7,795,000	7,795,000
Middletown Hospital Facilities Revenue (Atrium Medical Center), Series B, 0.920%, VRD	20,225,000	20,225,000
Ohio (Common Schools), Series D, 0.930%, VRD	4,185,000	4,185,000

		32,205,000

Pennsylvania—5.77%
Allegheny County Higher Education Building Authority University Revenue Refunding (Carnegie Mellon University), 0.910%, VRD	37,750,000	37,750,000
Allegheny County Industrial Development Authority Revenue (Education Center Watson), 0.930%, VRD	9,600,000	9,600,000

Tax-Free Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Pennsylvania—(concluded)
Allegheny County Industrial Development Authority Revenue (Watson Institute of Friendship), 0.930%, VRD	$12,920,000	$12,920,000
Delaware River Port Authority of Pennsylvania & New Jersey Revenue Refunding, Series B, 0.900%, VRD	27,650,000	27,650,000
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University), Second Series, 0.910%, VRD	19,865,000	19,865,000
Philadelphia Authority for Industrial Development Lease Revenue Refunding,
Series B-2, 0.900%, VRD	15,500,000	15,500,000
Series B-3, 0.920%, VRD	8,900,000	8,900,000
Westmoreland County Industrial Development Authority Revenue (Excela Health Project), Series B, 0.930%, VRD	20,205,000	20,205,000

		152,390,000

Rhode Island—0.05%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue Refunding (New England Institute of Technology), 0.920%, VRD	1,200,000	1,200,000

Tennessee—0.94%
Montgomery County Public Building Authority Pooled Financing Revenue (Tennessee County Loan Pool), 0.980%, VRD	16,000,000	16,000,000
Sevier County Public Building Authority (Local Government Public Improvement), Series B-1, 0.950%, VRD	8,800,000	8,800,000

		24,800,000

Texas—10.11%
Harris County Cultural Educational Facilities Finance Corp. Revenue (Methodist Hospital),
Subseries C-1, 0.920%, VRD	36,640,000	36,640,000
Subseries C-2, 0.920%, VRD	27,620,000	27,620,000
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems),
Series A-1, 0.920%, VRD	22,400,000	22,400,000
Series A-2, 0.920%, VRD	29,185,000	29,185,000
Lower Neches Valley Authority Industrial Development Corp. Revenue (ExxonMobil Project), 0.920%, VRD	600,000	600,000

Security description	Face Amount	Value
Municipal bonds and notes—(concluded)
Texas—(concluded)
Lower Neches Valley Authority Industrial Development Corp. Revenue (ExxonMobil), 0.920%, VRD	$2,200,000	$2,200,000
Lower Neches Valley Authority Industrial Development Corp. Revenue Refunding (ExxonMobil Project), 0.920%, VRD	2,250,000	2,250,000
Series A, 0.900%, VRD	11,920,000	11,920,000
Texas State, Revenue Bonds, 4.000%, due 08/30/18	50,000,000	51,261,253
Texas State, Veteran Bonds, 0.930%, VRD	28,265,000	28,265,000
University of Texas Permanent University (Funding System), Series A, 0.870%, VRD	39,995,000	39,995,000
University of Texas Revenues (Financing Systems), Series B, 0.870%, VRD	4,220,000	4,220,000
University of Texas University Revenues (Financing Systems), Series B, 0.880%, VRD	10,485,000	10,485,000

		267,041,253

Utah—1.21%
Murray City Hospital Revenue (IHC Health Services, Inc.), Series C, 0.900%, VRD	19,900,000	19,900,000
0.900%, VRD	12,000,000	12,000,000

		31,900,000

Virginia—1.16%
Hanover County Economic Development Authority Revenue Refunding (Bon Secours Health), Series D-2, 0.900%, VRD	1,800,000	1,800,000
Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical),
Series A, 0.890%, VRD	15,385,000	15,385,000
Series D, 0.920%, VRD	13,355,000	13,355,000

		30,540,000

Wisconsin—0.83%
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care, Inc.), Series D, 0.910%, VRD	22,040,000	22,040,000
Total municipal bonds and notes (cost—$2,409,413,699)		2,409,413,699

Tax-Free Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Security description	Face Amount	Value
Tax-exempt commercial paper—8.35%
California—0.87%
San Diego County Water Authority, 0.820%, due 11/01/17	$12,000,000	$12,000,000
State of California, 0.840%, due 11/02/17	6,000,000	6,000,000
0.920%, due 11/16/17	5,000,000	5,000,000

		23,000,000

Connecticut—0.57%
Yale University, 0.840%, due 11/07/17	15,000,000	15,000,000

District of Columbia—0.91%
Washington D.C. Metropolitan Airport Authority, 0.900%, due 11/20/17	5,000,000	5,000,000
0.900%, due 02/05/18	12,000,000	12,000,000
1.000%, due 02/21/18	7,000,000	7,000,000

		24,000,000

Illinois—1.48%
Illinois Educational Facilities Authority Revenue, 0.840%, due 11/01/17	4,000,000	4,000,000
0.890%, due 11/03/17	17,000,000	17,000,000
0.950%, due 12/04/17	18,000,000	18,000,000

		39,000,000

New York—1.04%
New York State Power Authority, 0.940%, due 11/21/17	21,398,000	21,398,000
0.960%, due 11/15/17	6,000,000	6,000,000

		27,398,000

Security description	Face Amount	Value
Tax-exempt commercial paper—(concluded)
Ohio—0.45%
Cleveland Clinic, 0.850%, due 11/09/17	$7,000,000	$7,000,000
1.000%, due 01/18/18	5,000,000	5,000,000

		12,000,000

Pennsylvania—1.70%
Montgomery County, 0.900%, due 12/01/17	25,000,000	25,000,000
0.930%, due 11/27/17	20,000,000	20,000,000

		45,000,000

Texas—1.06%
Lower Colorado River Authority Revenue, 0.880%, due 11/03/17	10,000,000	10,000,000
Methodist Hospital, 0.850%, due 11/02/17	15,000,000	15,000,000
University of Texas, 0.910%, due 11/01/17	3,000,000	3,000,000

		28,000,000

Virginia—0.27%
University of Virginia, 0.840%, due 11/02/17	7,100,000	7,100,000
Total tax-exempt commercial paper (cost—$220,498,000)		220,498,000
Total investments (cost—$2,629,911,699 which approximates cost for federal income tax purposes)—99.53%		2,629,911,699

Other assets in excess of liabilities—0.47%		12,550,619
Net assets—100.00%		$2,642,462,318

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 29.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2017 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds and notes	$—	$2,409,413,699	$—	$2,409,413,699
Tax-exempt commercial paper	—	220,498,000	—	220,498,000
Total	$—	$2,629,911,699	$—	$2,629,911,699

At October 31, 2017, there were no transfers between Level 1 and Level 2.

Tax-Free Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Portfolio footnote

[1]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Portfolio acronyms

AGM	Assured Guaranty Municipal Corporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
STRIP	Separated Trading of Registered Interest and Principal of Securities
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of October 31, 2017 and reset periodically.

See accompanying notes to financial statements.

Master Trust

Statement of assets and liabilities

October 31, 2017 (unaudited)

	Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Assets:
Investments, at value (cost—$5,730,480,225; $11,059,599,113; $5,655,019,730; $1,562,408,256 and $2,629,911,699, respectively)	$5,730,607,212	$11,059,599,113	$5,655,019,730	$1,562,408,256	$2,629,911,699
Repurchase agreements, at value (cost—$410,000,000; $4,365,000,000; $12,475,000,000; $303,300,000 and $0, respectively)	410,000,000	4,365,000,000	12,475,000,000	303,300,000	—
Total investments in securities, at value (cost—$6,140,480,225; $15,424,599,113; $18,130,019,730; $1,865,708,256 and $2,629,911,699, respectively)	$6,140,607,212	$15,424,599,113	$18,130,019,730	$1,865,708,256	$2,629,911,699
Cash	1,049,271	473,220,172	182,453,018	218,117	6,285
Receivable for investments sold	—	—	—	—	10,000,000
Receivable for interest	2,751,354	7,124,375	6,319,670	818,736	2,753,014
Total assets	6,144,407,837	15,904,943,660	18,318,792,418	1,866,745,109	2,642,670,998

Liabilities:
Payable for investments purchased	118,975,473	384,350,758	—	34,993,175	—
Payable to affiliate	296,033	1,300,675	1,510,640	144,465	208,680
Total liabilities	119,271,506	385,651,433	1,510,640	35,137,640	208,680

Net assets, at value	$6,025,136,331	$15,519,292,227	$18,317,281,778	$1,831,607,469	$2,642,462,318

See accompanying notes to financial statements.

Master Trust

Statement of operations

For the six months ended October 31, 2017 (unaudited)

	Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Investment income:
Interest	$31,388,541	$78,646,536	$85,920,502	$10,119,628	$9,898,957
Expenses:
Investment advisory and administration fees	2,444,413	8,025,382	8,827,264	810,507	1,213,968
Trustees’ fees	27,722	66,297	82,225	15,825	18,338
Total expenses	2,472,135	8,091,679	8,909,489	826,332	1,232,306
Fee waivers by investment advisor	(988,854)	—	—	—	—
Net expenses	1,483,281	8,091,679	8,909,489	826,332	1,232,306
Net investment income	29,905,260	70,554,857	77,011,013	9,293,296	8,666,651
Net realized gain (loss)	7,991	(290,925)	(240,673)	—	—
Net change in unrealized depreciation	(519,480)	—	—	—	—
Net increase in net assets resulting from operations	$29,393,771	$70,263,932	$76,770,340	$9,293,296	$8,666,651

See accompanying notes to financial statements.

Master Trust

Statement of changes in net assets

	Prime Master Fund
	For the six months ended October 31, 2017 (unaudited)	For the year ended April 30, 2017
From operations:

Net investment income	$29,905,260	$40,612,757
Net realized gain	7,991	1,410,069
Net change in unrealized appreciation/depreciation	(519,480)	646,467
Net increase in net assets resulting from operations	29,393,771	42,669,293
Net increase (decrease) in net assets from beneficial interest transactions	2,834,624,761	(14,078,817,840)
Net increase (decrease) in net assets	2,864,018,532	(14,036,148,547)
Net assets:

Beginning of period	3,161,117,799	17,197,266,346
End of period	$6,025,136,331	$3,161,117,799

	Government Master Fund
	For the six months ended October 31, 2017 (unaudited)	For the period from June 24, 2016[1] to April 30, 2017
From operations:

Net investment income	$70,554,857	$63,785,214
Net realized gain (loss)	(290,925)	461,078
Net increase in net assets resulting from operations	70,263,932	64,246,292
Net increase (decrease) in net assets from beneficial interest transactions	(1,931,069,808)	17,315,851,811
Net increase (decrease) in net assets	(1,860,805,876)	17,380,098,103
Net assets:

Beginning of period	17,380,098,103	—
End of period	$15,519,292,227	$17,380,098,103

[1]	Commencement of operations.

See accompanying notes to financial statements.

Master Trust

Statement of changes in net assets

	Treasury Master Fund
	For the six months ended October 31, 2017 (unaudited)	For the year ended April 30, 2017
From operations:

Net investment income	$77,011,013	$60,206,540
Net realized gain (loss)	(240,673)	207,023
Net increase in net assets resulting from operations	76,770,340	60,413,563
Net increase in net assets from beneficial interest transactions	45,516,759	6,250,670,117
Net increase in net assets	122,287,099	6,311,083,680
Net assets:

Beginning of period	18,194,994,679	11,883,910,999
End of period	$18,317,281,778	$18,194,994,679

	Prime CNAV Master Fund
	For the six months ended October 31, 2017 (unaudited)	For the year ended April 30, 2017
From operations:

Net investment income	$9,293,296	$6,443,318
Net realized gain	—	6,162
Net increase in net assets resulting from operations	9,293,296	6,449,480
Net increase in net assets from beneficial interest transactions	486,156,449	836,608,628
Net increase in net assets	495,449,745	843,058,108
Net assets:

Beginning of period	1,336,157,724	493,099,616
End of period	$1,831,607,469	$1,336,157,724

	Tax-Free Master Fund
	For the six months ended October 31, 2017 (unaudited)	For the year ended April 30, 2017
From operations:

Net investment income	$8,666,651	$7,472,525
Net realized gain	—	—
Net increase in net assets resulting from operations	8,666,651	7,472,525
Net increase in net assets from beneficial interest transactions	316,061,232	933,174,322
Net increase in net assets	324,727,883	940,646,847
Net assets:

Beginning of period	2,317,734,435	1,377,087,588
End of period	$2,642,462,318	$2,317,734,435

See accompanying notes to financial statements.

Prime Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2017 (unaudited)	Years ended April 30,
		2017	2016	2015	2014	2013
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.06%[1]	0.09%	0.10%	0.10%	0.10%	0.10%
Net investment income	1.21%[1]	0.52%	0.26%	0.11%	0.11%	0.19%
Supplemental data:
Total investment return[2]	0.61%	0.64%	0.26%	0.11%	0.11%	0.19%
Net assets, end of period (000’s)	$6,025,136	$3,161,118	$17,197,266	$14,120,131	$15,763,737	$19,137,609

[1]	Annualized.
[2]	The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Government Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2017 (unaudited)	For the period from June 24, 2016[1] to April 30, 2017
Ratios to average net assets:
Expenses before fee waivers	0.10%[2]	0.10%[2]
Expenses after fee waivers	0.10%[2]	0.08%[2]
Net investment income	0.87%[2]	0.43%[2]
Supplemental data:
Total investment return[3]	0.44%	0.35%
Net assets, end of period (000’s)	$15,519,292	$17,380,098

[1]	Commencement of operations.
[2]	Annualized.
[3]	The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Treasury Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2017 (unaudited)	Years ended April 30,
		2017	2016	2015	2014	2013
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.10%	0.09%	0.06%	0.06%	0.10%[2]
Net investment income	0.86%[1]	0.39%	0.08%	0.01%	0.01%	0.05%
Supplemental data:
Total investment return[3]	0.43%	0.38%	0.09%	0.01%	0.01%	0.05%
Net assets, end of period (000’s)	$18,317,282	$18,194,995	$11,883,911	$12,636,284	$12,511,157	$12,225,550

[1]	Annualized.
[2]	Waiver by advisor represents less than 0.005%.
[3]	The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Prime CNAV Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2017 (unaudited)	Year ended April 30, 2017	For the period from January 19, 2016[1] to April 30, 2016
Ratios to average net assets:
Expenses before fee waivers	0.10%[2]	0.10%	0.10%[2]
Expenses after fee waivers	0.10%[2]	0.10%	0.00%[2,3]
Net investment income	1.12%[2]	0.66%	0.43%[2]
Supplemental data:
Total investment return[4]	0.57%	0.62%	0.12%
Net assets, end of period (000’s)	$1,831,607	$1,336,158	$493,100

[1]	Commencement of operations.
[2]	Annualized.
[3]	Amount represents less than 0.005%.
[4]	The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Tax-Free Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2017 (unaudited)	Years ended April 30,
		2017	2016	2015	2014	2013
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.10%	0.04%	0.04%	0.07%	0.10%[2]
Net investment income	0.70%[1]	0.50%	0.03%	0.01%	0.01%	0.06%
Supplemental data:
Total investment return[3]	0.35%	0.46%	0.03%	0.01%	0.02%	0.07%
Net assets, end of period (000’s)	$2,642,462	$2,317,734	$1,377,088	$1,355,019	$1,391,038	$1,556,326

[1]	Annualized.
[2]	Waiver by advisor represents less than 0.005%.
[3]	The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Master Trust

Notes to financial statements (unaudited)

Organization and significant accounting policies

Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Prime Master Fund, Treasury Master Fund, and Tax-Free Master Fund commenced operations on August 28, 2007. Prime CNAV Master Fund commenced operations on January 19, 2016 and Government Master Fund commenced operations on June 24, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Master Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In August 2014, the FASB issued Accounting Standard Update No. 2014-15, Presentation of Financial Statements—Going Concern (Subtopic 205-40): “Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern” (“ASU 2014-15”). The update provides guidance about management’s responsibility to evaluate whether there is substantial doubt about the entity’s ability to continue as a going concern and to provide related footnote disclosure. Management has evaluated relevant conditions and events, which are known and reasonably knowable, and has determined that there are no conditions and events that raise substantial doubt about each Master Fund’s ability to continue as a going concern.

In October 2016, the SEC adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and change the rules governing the form and content of such financial statements. The amendments to Regulation S-X took effect on August 1, 2017. Management has assessed the impact of these regulatory developments and the changes are incorporated within the financial statements.

Master Trust

Notes to financial statements (unaudited)

The following is a summary of significant accounting policies:

Valuation of investments

Until October 11, 2016, Prime Master Fund valued its investments at amortized cost. Effective October 11, 2016, consistent with amendments to Rule 2a-7 under the 1940 Act, the net asset value of Prime Master Fund is calculated using market-based values, and the price of its beneficial interests fluctuate.

Under Rule 2a-7 under the 1940 Act, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund have adopted certain policies that enable them to use the amortized cost method of valuation. Government Master Fund and Treasury Master Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7 under the 1940 Act, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). Effective October 14, 2016, Prime CNAV Master Fund and Tax-Free Master Fund became “retail money market funds”. Under Rule 2a-7 under the 1940 Act, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “government money market funds” and as “retail money market funds”, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund value their investments at amortized cost unless Master Trust’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Master Funds’ portfolio investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value a Master Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

Each Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time a Master Fund’s beneficial interests are priced. Pursuant to each Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Master Fund’s own assumptions in determining the fair value of investments.

Master Trust

Notes to financial statements (unaudited)

A fair value hierarchy has been included near the end of Master Fund’s Portfolio of investments.

Liquidity fee and/or redemption gates—Effective October 14, 2016, consistent with amendments to Rule 2a-7 under the 1940 Act, the Board is permitted to impose a liquidity fee on redemptions from each of Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund or a redemption gate to temporarily restrict redemptions from those Master Funds in the event that any of Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and/or Tax-Free Master Fund’s liquidity, respectively, falls below required minimums because of market conditions or other factors. On or after October 14, 2016, if Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets fall below 30% of the Fund’s total assets, the board is permitted, but not required, to: (i) impose a liquidity fee of no more than 2% of the amount redeemed; and/or (ii) impose a redemption gate to temporarily suspend the right of redemption. On or after October 14, 2016, if any of Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets falls below 10% of the Fund’s total assets, the relevant Fund must impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Board determines that such a fee would not be in the best interest of the Fund or determines that a lower or higher fee (subject to the 2% limit) would be in the best interest of the Fund. Liquidity fees would reduce the amount an interestholder receives upon redemption of its beneficial interests. Each of Prime Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund retains the liquidity fees for the benefit of remaining interest holders. For the period ended October 31, 2017, the Board of Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund did not impose any liquidity fees and/or redemption gates.

By operating as “government money market funds”, Government Master Fund and Treasury Master Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject Government Master Fund and Treasury Master Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 under the 1940 Act or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

Master Trust

Notes to financial statements (unaudited)

The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Prime Master Fund, Government Master Fund, Treasury Master Fund, and Prime CNAV Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to each Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, each Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of each Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At October 31, 2017, each Master Fund owed UBS AM for investment advisory and administration services as follows:

Fund	Amounts owed to UBS AM
Prime Master Fund	$520,334
Government Master Fund	1,335,063
Treasury Master Fund	1,556,561
Prime CNAV Master Fund	153,289
Tax-Free Master Fund	218,645

In exchange for these fees, UBS AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM

Master Trust

Notes to financial statements (unaudited)

estimates that these fees and expenses will be 0.01% or less of each Master Fund’s average daily net assets. At October 31, 2017, UBS AM was obligated to reduce its management fees, otherwise receivable by UBS AM, for independent trustees’ fees and expenses as follows:

Fund
Prime Master Fund	$16,160
Government Master Fund	34,388
Treasury Master Fund	45,921
Prime CNAV Master Fund	8,824
Tax-Free Master Fund	9,965

Effective February 1, 2017 through October 31, 2017, with respect to Prime Master Fund only, UBS AM has agreed to voluntarily waive 0.04% of its management fee. At October 31, 2017, UBS AM owed Prime Master Fund, and for the period ended October 31, 2017, UBS AM voluntarily waived, the below amounts; amounts waived are not subject to future recoupment:

Fund	Amount owed by UBS AM	Amount waived by UBS AM
Prime Master Fund	$208,141	$988,854

In addition, UBS AM may voluntarily undertake to waive fees in the event that Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At October 31, 2017, and during the period ended October 31, 2017, UBS AM did not owe and/or waive fees under such an additional fee waiver undertaking. Such waived fees are not subject to future recoupment.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions.

During the six months ended October 31, 2017, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$—
Government Master Fund	—
Treasury Master Fund	—
Prime CNAV Master Fund	—
Tax-Free Master Fund	280,826,000

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Funds’ investment manager, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Master Trust

Notes to financial statements (unaudited)

Beneficial interest transactions

Prime Master Fund

	For the six months ended October 31, 2017	For the year ended April 30, 2017
Contributions	$6,054,852,449	$18,343,964,701
Withdrawals	(3,220,227,688)	(32,422,782,541)
Net increase (decrease) in beneficial interest	$2,834,624,761	$(14,078,817,840)

Government Master Fund

	For the six months ended October 31, 2017	For the period from June 24, 2016[1] to April 30, 2017
Contributions	$20,490,871,320	$51,345,380,769
Withdrawals	(22,421,941,128)	(34,029,528,958)
Net increase (decrease) in beneficial interest	$(1,931,069,808)	$17,315,851,811

Treasury Master Fund

	For the six months ended October 31, 2017	For the year ended April 30, 2017
Contributions	$16,293,097,154	$38,470,416,999
Withdrawals	(16,247,580,395)	(32,219,746,882)
Net increase in beneficial interest	$45,516,759	$6,250,670,117

Prime CNAV Master Fund

	For the six months ended October 31, 2017	For the year ended April 30, 2017
Contributions	$988,162,033	$1,943,132,148
Withdrawals	(502,005,584)	(1,106,523,520)
Net increase in beneficial interest	$486,156,449	$836,608,628

Tax-Free Master Fund

	For the six months ended October 31, 2017	For the year ended April 30, 2017
Contributions	$900,340,960	$3,412,226,666
Withdrawals	(584,279,728)	(2,479,052,344)
Net increase in beneficial interest	$316,061,232	$933,174,322

[1]	Commencement of operations.

Master Trust

Notes to financial statements (unaudited)

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Prime Master Fund

Gross unrealized appreciation	$274,817
Gross unrealized depreciation	(147,830)
Net unrealized appreciation	$126,987

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded, as of October 31, 2017, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended October 31, 2017, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2017, and since inception for the Government Master Fund and the Prime CNAV Master Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Master Trust

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

In addition, the Master Funds disclose, on a monthly basis: (a) a complete schedule of their portfolio holdings; and (b) information regarding their weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Prime Master Fund and Prime CNAV Master Fund is available on a weekly basis at the same UBS Web address.

Proxy voting policies, procedures and record

You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

Background—At a meeting of the board of Master Trust (the “Trust”) on July 18-19, 2017, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuance of the management contract (the “Management Contract”) between UBS Asset Management (Americas) Inc. (“UBS AM”) and the Trust, with respect to Government Master Fund (“Government Master”), Prime CNAV Master Fund (“Prime CNAV Master”), Prime Master Fund (“Prime Master”), Treasury Master Fund (“Treasury Master”) and Tax-Free Master Fund (“Tax-Free Master” and, collectively with Government Master, Prime CNAV Master, Prime Master and Treasury Master, each a “Master Fund” and collectively the “Master Funds”). In preparing for the meeting, the Independent Trustees had requested and received extensive information from UBS AM to assist them, including information about UBS AM, as well as the advisory, administrative and distribution arrangements for the Master Funds. The board reviewed and discussed with management the materials initially provided by UBS AM prior to the scheduled board meeting. The Independent Trustees also met in executive session after management’s presentation was completed to review the disclosure that had been made to them at the meeting. At these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering the approval of advisory and administration agreements.

In its consideration of the approval of the Management Contract, the board reviewed the following factors:

Nature, extent and quality of the services under the Management Contract—The board received and considered information regarding the nature, extent and quality of management services provided to the Master Funds by UBS AM under the Management Contract. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS AM and its affiliates for the Master Funds and the corresponding SEC-registered “feeder funds” that invest in the Master Funds (the “Feeder Funds”). The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS AM concerning the management of each Master Fund’s and Feeder Fund’s affairs and UBS AM’s role in coordinating and overseeing providers of other services to the Master Funds and the Feeder Funds. The board’s evaluation of the services provided by UBS AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Master Funds’ and the Feeder Funds’ expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the Master Funds’ and the Feeder Funds’ senior personnel and the Master Funds’ portfolio managers primarily responsible for the day-to-day management. The board recognized that many of these persons report to the board regularly and that at each regular meeting the board receives a detailed report from UBS AM on each Master Fund’s and corresponding Feeder Fund’s performance. The board also considered, based on its knowledge of UBS AM and its affiliates, the financial resources available to UBS AM and its parent organization, UBS Group AG. In that regard, the board received extensive financial information regarding UBS AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It also was noted that UBS AM had approximately $146 billion in assets under management as of March 31, 2017 and was part of the UBS Asset Management Division, which had approximately $695 billion in assets under management worldwide as of March 31, 2017. The board also was cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS Group AG, UBS AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Management Contract.

Management fees and expense ratios—In conducting its review, the board noted that under the master-feeder structure, each Master Fund pays an investment advisory and administration fee (the “Contractual Management

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

Fee”) to UBS AM, and, in turn, each Feeder Fund bears its corresponding Master Fund’s expenses in proportion to its investment in its corresponding Master Fund. Therefore, in making its determination regarding each Master Fund’s fees, the board assessed (i) each Master Fund’s Contractual Management Fee, Actual Management Fee (defined below) and overall expenses, (ii) each Feeder Fund’s portion of its Master Fund’s Contractual Management Fee and Actual Management Fee (defined below), and (iii) each Feeder Fund’s overall expenses.

In addition to reviewing each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee, the board also reviewed and considered any fee waiver and/or expense reimbursement arrangement and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the “Actual Management Fee”). The board noted that management proposed to extend the contractual fee waiver and/or expense reimbursement arrangements in place for the Select Prime Preferred Feeder Fund, Prime Preferred Feeder Fund, Tax-Free Preferred Feeder Fund, Select Treasury Preferred Feeder Fund, Select Government Preferred Feeder Fund, Select Prime Investor Feeder Fund, Prime Investor Feeder Fund, Tax-Free Investor Feeder Fund, Select Treasury Investor Feeder Fund, Select Government Investor Feeder Fund, Select Treasury Capital Feeder Fund and Select Government Capital Feeder Fund through August 31, 2018. The board also noted that management would pass through to the benefit of the Select Prime Investor Feeder Fund, Prime Investor Feeder Fund, Tax-Free Investor Feeder Fund, Select Treasury Investor Feeder Fund and Select Government Investor Feeder Fund certain waivers from financial intermediaries. With respect to a number of the Feeder Funds, the board also took note of UBS AM’s additional voluntary undertakings to waive fees/reimburse expenses as part of “yield flooring”. The board noted that such additional voluntary waiver/reimbursement arrangements are not contractually imposed and could change or terminate at any time and varied for particular Feeder Funds over the periods examined.

The board also received and considered information comparing each Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses and each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee and Actual Management Fee and each Feeder Fund’s overall expenses with those of funds in a group of funds selected and provided by Broadridge (“Broadridge”), an independent provider of investment company data (the “Expense Group”). With respect to Select Prime Investor Feeder Fund, Tax-Free Investor Feeder Fund, Select Treasury Investor Feeder Fund, Select Government Investor Feeder Fund and Prime Investor Feeder Fund, the board also received from Broadridge comparative data on a supplemental expense group of funds selected based on feeder fund asset size instead of master fund asset size (the “Supplemental Expense Group”).

In connection with its consideration of the management fees, the board also received information from UBS AM with respect to fees paid by institutional or separate accounts; however, in management’s view, such fee information was not very relevant to the Master Funds because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Master Funds are subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other mutual funds managed by UBS AM.

Government Master

Select Government Institutional Feeder Fund, Select Government Preferred Feeder Fund, Select Government Investor Feeder Fund, Select Government Capital Feeder Fund and RMA Government Money Market Feeder Fund

The comparative Broadridge information showed that, with the exception of the Select Government Capital Feeder Fund’s Actual Management Fees and the Select Government Investor Feeder Fund’s and RMA Government Money Market Feeder Fund’s total expenses, the Government Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account. (Below median fees or expenses represent fees or expenses that are lower relative to the median, and above median fees or expenses represent fees or expenses that are higher relative to the median of the funds in the applicable Expense Group.)

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

Management noted that while the Select Government Capital Feeder Fund’s Actual Management Fees were above the Expense Group median by 5 basis points (i.e., 0.05%), the Select Government Capital Feeder Fund’s total expenses were below the applicable Expense Group median. Management explained that this differential is largely the result of the Select Government Capital Feeder Fund having more competitive gross yields (which resulted in the Select Government Capital Feeder Fund not having to waive its fees to the same extent as peers, which might have needed to reduce fees to a greater extent in order to maintain a positive yield). Management further noted that because the Select Government Capital Feeder Fund’s total expenses are below the Expense Group median, it believes the overall expenses for the fund are in line with its peers.

Management explained that the Select Government Investor Feeder Fund’s and RMA Government Money Market Feeder Fund’s higher total expenses relative to the applicable Expense Group (with the RMA Government Money Market Feeder Fund’s total expenses the highest in the applicable Expense Group) were due to yield floor waivers applied to varying degrees over different time horizons for all of the funds in the applicable Expense Group, which made it difficult to assess true comparisons. Management stated that the net prospectus expense ratio, which represents a fund’s total expenses net of contractual waivers (as they appear in the fund’s prospectus) but does not include any voluntary expense waivers (e.g., yield floor waivers), provides a better method of comparison for this year. Management noted that the Select Government Investor Feeder Fund’s net prospectus expense ratio was below the median and RMA Government Money Market Feeder Fund’s net prospectus expense ratio was at the median in the applicable Expense Group.

Prime CNAV Master

Prime Reserves Feeder Fund, Prime Preferred Feeder Fund and Prime Investor Feeder Fund

The comparative Broadridge information showed that, with the exception of the Prime Investor Feeder Fund’s total expenses, the Prime CNAV Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account.

Management noted that the Prime Investor Feeder Fund’s total expenses were above its Expense Group median. Management explained that the Prime Investor Feeder Fund’s higher total expenses relative to the Expense Group were due to yield floor waivers applied to varying degrees over different time horizons for all of the funds in the applicable Expense Group, which made it difficult to assess true comparisons. Management stated that the net prospectus expense ratio, which represents a fund’s total expenses net of contractual waivers (as they appear in the fund’s prospectus) but does not include any voluntary expense waivers (e.g., yield floor waivers), provides a better method of comparison for this year. Management noted that the Prime Investor Feeder Fund’s net prospectus expense ratio was below the median in the Expense Group.

Prime Master

Select Prime Institutional Feeder Fund, Select Prime Preferred Feeder Fund and Select Prime Investor Feeder Fund

The comparative Broadridge information showed that, with the exception of the Select Prime Institutional Feeder Fund’s Actual Management Fee and the Select Prime Investor Feeder Fund’s total expenses, the Prime Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account.

Management noted that while the Select Prime Institutional Feeder Fund’s Actual Management Fee was above its Expense Group median by less than one basis point (i.e., 0.004%), the Select Prime Institutional Feeder Fund’s total expenses were at the Expense Group median. Management explained that this differential is largely the result of the Select Prime Institutional Feeder Fund having more competitive gross yields (which resulted in the Select Prime Institutional Feeder Fund not having to waive its fees to the same extent as peers, which might have needed to reduce

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

fees to a greater extent in order to maintain a positive yield). Management noted that the Select Prime Institutional Feeder Fund has a “unitary” fee structure, unlike many of the Expense Group peers. Management further noted that because the Select Prime Institutional Feeder Fund’s total expenses are at its Expense Group median, it believes the overall expenses for the fund are in line with its peers.

Management noted that the Select Prime Investor Feeder Fund’s total expenses were above its Expense Group median by 5.0 basis points (i.e., 0.050%). Management explained that the Select Prime Investor Feeder Fund’s higher total expenses relative to the Expense Group were due to yield floor waivers applied to varying degrees over different time horizons for all of the funds in the applicable Expense Group, which made it difficult to assess true comparisons. Management stated that the net prospectus expense ratio, which represents a fund’s total expenses net of contractual waivers (as they appear in the fund’s prospectus) but does not include any voluntary expense waivers (e.g., yield floor waivers), provides a better method of comparison for this year. Management noted that the Select Prime Investor Feeder Fund’s net prospectus expense ratio was at the median in the Expense Group. Management also noted that, compared to the Supplemental Expense Group, the Select Prime Investor Feeder Fund’s net prospectus expense ratio was below the median.

Treasury Master

Select Treasury Institutional Feeder Fund, Select Treasury Preferred Feeder Fund, Select Treasury Investor Feeder Fund and Select Treasury Capital Feeder Fund

The comparative Broadridge information showed that, with the exception of the Select Treasury Institutional Feeder Fund’s and the Select Treasury Investor Feeder Fund’s total expenses, the Treasury Master Fund’s Contractual Management Fee and overall expenses were all at or below its corresponding Expense Group median, while the Treasury Master Fund’s Actual Management Fee, with the exception of the Select Treasury Preferred Fund, was above the median with the related Feeder Funds’ fees taken into account.

Management noted that the Select Treasury Institutional Feeder Fund’s, the Select Treasury Investor Feeder Fund’s and the Select Treasury Capital Feeder Fund’s Actual Management Fees were above the applicable Expense Group median (with the Select Treasury Capital Feeder Fund’s Actual Management Fees the highest in the Expense Group), while the Select Treasury Capital Feeder Fund’s total expenses were below the applicable Expense Group median. Management explained that this differential is largely the result of the Select Treasury Capital Feeder Fund having more competitive gross yields (which resulted in the fund not having to waive its fees to the same extent as peers, which might have needed to reduce fees to a greater extent in order to maintain a positive yield). Management noted that the Select Treasury Institutional Feeder Fund has a “unitary” fee structure, unlike many of the Expense Group peers.

Management noted that the Select Treasury Institutional Feeder Fund’s and the Select Treasury Investor Feeder Fund’s total expenses were above the applicable Expense Group median by 1.5 basis points (i.e., 0.015%) and 4.6 basis points (i.e., 0.046%), respectively. Management explained that the Select Treasury Institutional Feeder Fund’s and the Select Treasury Investor Feeder Fund’s higher total expenses relative to the applicable Expense Group were due to yield floor waivers applied to varying degrees over different time horizons for all of the funds in the applicable Expense Group, which made it difficult to assess true comparisons. Management stated that the net prospectus expense ratio, which represents a fund’s total expenses net of contractual waivers (as they appear in the fund’s prospectus) but does not include any voluntary expense waivers (e.g., yield floor waivers), provides a better method of comparison for this year. Management noted that the Select Treasury Institutional Feeder Fund’s net prospectus expense ratio was at the median and the Select Treasury Investor Feeder Fund’s net prospectus expense ratio was below the median in the applicable Expense Group. Management also noted that, compared to the Supplemental Expense Group, the Select Treasury Investor Feeder Fund’s net prospectus expense ratio was below the median. Management further noted that because the Select Treasury Capital Feeder Fund’s total expenses are below its Expense Group median, it believes the overall expenses for the fund are in line with its peers.

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

Tax-Free Master

Tax-Free Reserves Feeder Fund, Tax-Free Preferred Feeder Fund and Tax-Free Investor Feeder Fund

The comparative Broadridge information showed that the Tax-Free Master Fund’s Contractual Management Fee was below its corresponding Expense Group median, while the Tax-Free Master Fund’s Actual Management Fee and overall expenses were above its corresponding Expense Group median with the related Feeder Funds’ fees taken into account.

Management noted that the Tax-Free Reserves Feeder Fund’s, the Tax-Free Preferred Feeder Fund’s and the Tax-Free Investor Feeder Fund’s Actual Management Fee was above the applicable Expense Group median by 7.9 basis points (i.e., 0.079%), 2.3 basis points (i.e., 0.023%) and 2.7 basis points (i.e., 0.027%), respectively. Management noted that the Tax-Free Reserves Feeder Fund and the Tax-Free Preferred Feeder Fund have a “unitary” fee structure, unlike many of the Expense Group peers.

Management noted that the Tax-Free Reserves Feeder Fund’s, the Tax-Free Preferred Feeder Fund’s and the Tax-Free Investor Feeder Fund’s total expenses were above the applicable Expense Group median by 5.0 basis points (i.e., 0.050%), 1.0 basis points (i.e., 0.010%) and 8.4 basis points (i.e., 0.084%), respectively. Management explained that the Tax-Free Reserves Feeder Fund’s, the Tax-Free Preferred Feeder Fund’s and the Tax-Free Investor Feeder Fund’s higher total expenses relative to the Expense Group were due to yield floor waivers applied to varying degrees over different time horizons for all of the funds in the applicable Expense Group, which made it difficult to assess true comparisons. Management stated that the net prospectus expense ratio, which represents a fund’s total expenses net of contractual waivers (as they appear in the fund’s prospectus) but does not include any voluntary expense waivers (e.g., yield floor waivers), provides a better method of comparison for this year. Management noted that the Tax-Free Reserves Feeder Fund’s, the Tax-Free Preferred Feeder Fund’s and the Tax-Free Investor Feeder Fund’s net prospectus expense ratio was below the median in the applicable Expense Group. Management also noted that, compared to the Supplemental Expense Group, the Tax-Free Investor Feeder Fund’s net prospectus expense ratio was below the median.

In light of the foregoing, the board determined that the management fees for each of Government Master, Prime CNAV Master, Prime Master, Treasury Master and Tax-Free Master were reasonable in light of the nature, extent and quality of services provided to each Master Fund under the Management Contract.

Fund performance—In considering each Master Fund’s performance, the board received and considered (a) annualized total return information of each Feeder Fund compared to other funds (the “Performance Universe”) selected by Broadridge over the one-, three-, five- and ten-year periods, as applicable to a Feeder Fund, and since inception, in each case ended April 30, 2017 and (b) annualized performance information for each year in the ten-year (or shorter) period ended April 30, 2017. Although the board received information for the ten-year and since inception periods, in its analysis, it generally placed greater emphasis on the one-, three- and five-year periods. The board was provided with a description of the methodology Broadridge used to determine the similarity of each Feeder Fund with the funds included in its Performance Universe. The board noted that each Feeder Fund’s performance is correlated with its corresponding Master Fund’s performance, with the only difference being the administrative, distribution and shareholder service fees or other expenses paid at the Feeder Fund level.

Government Master

Select Government Institutional Feeder Fund, Select Government Preferred Feeder Fund, Select Government Investor Feeder Fund, Select Government Capital Feeder Fund and RMA Government Money Market Feeder Fund

The comparative Broadridge information showed that the performance of the RMA Government Money Market Feeder Fund, the Select Government Preferred Feeder Fund and the Select Government Capital Feeder Fund, which each commenced operations in June 2016, the Select Government Institutional Feeder Fund, which commenced

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

operations in July 2016, and the Select Government Investor Feeder Fund, which commenced operations in August 2016, was above its corresponding Performance Universe median since inception. (Below median performance represents performance that is worse relative to the median and above median performance represents performance that is better relative to the median.)

Prime CNAV Master

Prime Reserves Feeder Fund, Prime Preferred Feeder Fund and Prime Investor Feeder Fund

The comparative Broadridge information showed that the performance of the Prime Reserves Feeder Fund, the Prime Preferred Feeder Fund and the Prime Investor Feeder Fund, which each commenced operations in January 2016, was above its corresponding Performance Universe median for the one-year period and since inception.

Prime Master

Select Prime Institutional Feeder Fund, Select Prime Preferred Feeder Fund and Select Prime Investor Feeder Fund

The comparative Broadridge information showed that the performance of the Select Prime Institutional Feeder Fund and the Select Prime Preferred Feeder Fund was above its corresponding Performance Universe median for the one-, three-, five- and ten-year periods, as applicable, and since inception, and the performance of the Select Prime Investor Feeder Fund was below its corresponding Performance Universe median for the one-, three- and five-year periods and since inception. Management explained that the Select Prime Investor Feeder Fund’s relative underperformance was largely attributed to material changes in the composition of the Broadridge Retail Money Market category in late 2016 due to the introduction of floating net asset value (i.e., “FNAV”) pricing across all non-government institutional money market funds. Management noted that non-government money market funds previously were separated into “institutional” and “retail” categories based largely on the minimum initial investment requirement applicable to all underlying investors (i.e., higher minimum investments and lower total expense ratios for institutional money market funds relative to other money market funds). Management stated that, following regulatory changes, non-government money market funds are now separated into “institutional” and “retail” categories based on whether the fund uses FNAV pricing or constant net asset value (i.e., “CNAV”) pricing, respectively. Management explained that the performance of the Select Prime Investor Feeder Fund was now compared to all other non-government CNAV funds, including funds with higher investment minimums and/or lower expense ratios, which may lead to a wider differential between best- and worst-performing funds in the category and result in less favorable performance rankings of the Select Prime Investor Feeder Fund since expenses can materially impact net yields.

Treasury Master

Select Treasury Institutional Feeder Fund, Select Treasury Preferred Feeder Fund, Select Treasury Investor Feeder Fund and Select Treasury Capital Feeder Fund

The comparative Broadridge information showed that the performance of the Select Treasury Institutional Feeder Fund, the Select Treasury Preferred Feeder Fund, the Select Treasury Investor Feeder Fund and the Select Treasury Capital Feeder Fund was at or above its corresponding Performance Universe median for the one-, three-, five- and ten-year periods, as applicable, and since inception.

Tax-Free Master

Tax-Free Reserves Feeder Fund, Tax-Free Preferred Feeder Fund and Tax-Free Investor Feeder Fund

The comparative Broadridge information showed that the performance of the Tax-Free Reserves Feeder Fund and the Tax-Free Preferred Feeder Fund was above its corresponding Performance Universe median for the one-, three- and five-year periods and since inception, and the performance of the Tax-Free Investor Feeder Fund was below the Performance Universe median for the one-, three- and five-year periods and since inception. Management explained that the Tax-Free

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

Investor Feeder Fund’s relative underperformance was largely attributed to material changes in the composition of the Broadridge Retail Tax-Exempt Money Market category in late 2016 due to the introduction of floating net asset value (i.e., “FNAV”) pricing across all non-government institutional money market funds. Management noted that non-government money market funds previously were separated into “institutional” and “retail” categories based largely on the minimum initial investment requirement applicable to all underlying investors (i.e., higher minimum investments and lower total expense ratios for institutional money market funds relative to other money market funds). Management stated that, following regulatory changes, non-government money market funds are now separated into “institutional” and “retail” categories based on whether the fund uses FNAV pricing or constant net asset value (i.e., “CNAV”) pricing, respectively. Management explained that the performance of the Tax-Free Investor Feeder Fund was now compared to all other tax-exempt CNAV funds, including funds with higher investment minimums and/or lower expense ratios, which may lead to a wider differential between best- and worst-performing funds in the category and result in less favorable performance rankings of the Tax-Free Investor Feeder Fund since expenses can materially impact net yields.

Based on its review, the board concluded that each Master Fund’s investment performance was acceptable.

Advisor profitability—The board received and considered a profitability analysis of UBS AM and its affiliates in providing services to the Master Funds and the Feeder Funds. The board also received profitability information with respect to the UBS New York fund complex as a whole. UBS AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Master Funds and the Feeder Funds.

Economies of scale—The board received and considered information from management regarding whether UBS AM realized economies of scale as the Master Funds’ assets grew, whether the Master Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Master Funds. The board considered whether economies of scale in the provision of services to the Master Funds were being passed along to the Feeder Funds’ shareholders.

The board noted that although each Master Fund’s Contractual Management Fee contained breakpoints at higher asset levels, economies of scale might inure more to UBS AM because UBS AM paid most of each Master Fund’s non-management operating expenses under the “unitary” fee structure. Overall, the board considered the sharing of economies of scale with the shareholders of the Feeder Funds acceptable.

Other benefits to UBS AM—The board considered other benefits received by UBS AM and its affiliates as a result of its relationship with the Master Funds and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders and to others. In light of the costs of providing investment advisory, administrative and other services to the Master Funds, the costs of providing administrative services to the Feeder Funds and UBS AM’s ongoing commitment to the Master Funds and the Feeder Funds, the profits and other ancillary benefits that UBS AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board, including a majority of the Independent Trustees, approved the Management Contract. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Management Contract in private sessions with their independent legal counsel at which no representatives of UBS AM were present.

Trustees

Meyer Feldberg

Chairman

Alan S. Bernikow

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Principal Officers

Mark E. Carver

President

Mark F. Kemper

Vice President and Secretary

Joanne M. Kilkeary

Vice President, Treasurer and

Principal Accounting Officer

Lisa DiPaolo

Vice President

Elbridge T. Gerry III

Vice President

Robert Sabatino

Vice President

David J. Walczak

Vice President

Manager

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Placement Agent

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

The financial information included herein is taken from the records of the Funds without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of interests in the Funds unless accompanied or preceded by an offering document.

©UBS 2017. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Item 2.  Code of Ethics.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 3.  Audit Committee Financial Expert.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 4.  Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.  Investments.

(a) Included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Asset Management (Americas) Inc., One North Wacker Drive, Chicago, IL 60606, Attn: Mark Kemper, Secretary, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11.  Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)	(1) Code of Ethics – Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)

(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – not applicable to the registrant.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	January 8, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	January 8, 2018

By:	/s/ Joanne Kilkeary
Joanne Kilkeary
Vice President and Treasurer

Date:	January 8, 2018